File No. 2-79160
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                         POST EFFECTIVE AMENDMENT NO. 15
                                       TO
                                    FORM S-6
  For Registration Under the Securities Act of 1933 of Securities of
  Unit Investment Trusts Registered on Form N-8B-2.
  A.  Exact name of Trust:
      THE MUNICIPAL BOND TRUST, DISCOUNT SERIES 6
  B.  Name of Depositor:
      PAINEWEBBER INCORPORATED
  C.  Complete address of Depositor's principal executive office:
      PAINEWEBBER INCORPORATED
      1285 Avenue of the Americas
      New York, New York 10019
  D.  Name and complete address of agents for service:
      PAINEWEBBER INCORPORATED
      Attention: Mr. Robert E. Holley
      1200 Harbor Blvd.
      Weehawken, New Jersey 07087
  (x) Check if it is proposed that this filing should become effective (immediately upon filing or on April 29, 1999) pursuant to paragraph
      (b) of Rule 485.
  E.  Total and amount of securities being registered:
      An indefinite number of units of Beneficial Interest pursuant to Rule 24f-2 under the Investment Company Act of 1940.
  F. Proposed maximum offering price to the public of the securities being registered:
      Indefinite pursuant to Rule 24f-2
  G. Amount of filing fee, computed at one-thirty-fourth of 1 percent of the proposed maximum aggregate offering price to the public:
      In accordance with Rule 24f-2, a fee in the amount of $0 was paid on March 29, 1999 in connection with the filing of the Rule 24f-2 Notice for the Trust's most recent fiscal year.
  H.  Approximate date of proposed sale to public:
      AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE
      REGISTRATION STATEMENT.

                      THE MUNICIPAL BOND TRUST, DISCOUNT SERIES 6
                              Cross Reference Sheet
                     Pursuant to Rule 404(c) of Regulation C
                        under the Securities Act of 1933
                  (Form N-8B-2 Items required by Instruction 1
                          as to Prospectus on Form S-6)
  Form N-8B-2                                                          Form S-6
  Item Number                                             Heading in Prospectus
                  I.       Organization and General Information
  1.    (a)Name of Trust                )  Front Cover
        (b)Title of securities issued   )
  2.    Name and address of             )  Back Cover
        Depositor
  3.    Name and address of             )  Back Cover
        Trustee
  4.    Name and address of             )  Back Cover
        Principal
        Underwriter                     )
  5.    Organization of Trust           )  Nature of Trust
  6.    Execution and                   )  Nature of Trust
        termination of
        Trust Agreement                 )  Termination of the Trust
  7.    Changes of name                 )  *
  8.    Fiscal Year                     )  *
  9.    Litigation                      )  *
     II.       General Description of the Trust and Securities of the Trust
  10.   General Information             )  The Trust Portfolio
        regarding
        Trust's Securities and          )  Rights of Certificate-
        Rights
        of Holders                      )  holders
  (a)   Type of Securities              )  Nature of Trust
        (Registered or Bearer)          )
  (b)   Type of Securities              )  Nature of Trust
        (Registered or Bearer)          )
  *   Not applicable, answer negative or not required.
  (c)   Rights of Holders as to         )  Rights of Certificate-
        Withdrawal or                   )  holders
        Redemption
                                        )  Redemption of Units by
                                        )  the Trustee
                                        )  The Municipal Bond Trust
                                        )  Reinvestment Program
  (d)   Rights of Holders as to         )  Secondary Market for
        conversion, transfer, etc.      )  Units Exchange Option
  (e)   Rights of Trust issues          )
        periodic payment plan           )  *
        certificates                    )
  (f)   Voting rights as to             )  Rights of Certificate-
        Securi-
        ties, under the Indenture       )  holders
  (g)   Notice to Holders as to         )
        change in                       )
        (1)Assets of Trust              )  Amendment of the
                                           Indenture
        (2)Terms and Conditions         )  Supervision of Trust
           of Trust's Securities        )  Investments
        (3)Provisions of Trust          )  Amendment of the
                                           Indenture
        (4)Identity of Depositor        )  Administration of the and
                                           Trustee
                                        )  Trust

  (h)   Consent of Security             )
        Holders
        required to change              )
        (1)Composition of assets        )  Amendment of the
                                           Indenture
           of Trust                     )
        (2)Terms and conditions         )  Amendment of the
                                           Indenture
           of Trust's Securities        )
        (3)Provisions of Indenture      )  Amendment of the
                                           Indenture
        (4)Identity of Depositor        )  Administration of the Trust
           and Trustee                  )
  (i)   Other provisions                )  The Trust-Part B
  11.   Type of Securities              )  Front Cover-The Trust-
        Comprising Units                   Portfolio
  12.   Type of securities              )  *
        comprising
        periodic payment                )
        certificates
  13.   (a)Load, fees, expenses, etc.   )  Public Offering Price of
                                        )  Units; Expenses of the
                                        )  Trust
  *   Not applicable, answer negative or not required.
        (b)Certain information          )  *
           regarding periodic payment   )  *
           certificates                 )
        (c)Certain percentages          )  *
        (d)Certain other fees, etc.     )  Expenses of the Trust
        payable by holders              )
        (e)Certain profits receivable   )  Public Offering Price of
           by depositor, principal      )  Units
           underwriters, trustee or     )  Public Offering of Units
           affiliated persons           )
        (f)Ratio of annual charges to   )  *
           income                       )
  14.   Issuance of Trust's             )  Nature of the Trust
        securities
                                        )  Public Offering of Units
  15.   Receipt and handling of         )  *
        payments from                   )
        purchasers
  16.   Acquisition and                 )  Acquisition of Securities
        disposition of
        underlying securities           )  for the Trust; Supervision
                                        )  of Trust Investments.
  17.   Withdrawal or                   )  Redemption of Units
        redemption
                                        )  by Trustee
  18.   (a)Receipt and disposition of   )  Distributions of Certifi-
           income                       )  cateholders
        (b)Reinvestment of distritions  )  *
        (c)Reserves or special fund     )  Distributions to Certifi-
                                        )  cateholders
        (d)Schedule of distribution     )  *
  19.   Records, accounts and           )  Statements to Certificate-
        report
                                        )  holders; Administration
                                        )  of the Trust
  20.   Certain miscellaneous           )  Administration of the Trust
        pro-
        visions of Trust                )
        agreement

  21.   Loans to security               )  *
        holders
  22.   Limitations on liability        )  Limitation of Liabilities
  23.   Bonding arrangements            )  Included in Form N-8B-2
  24.   Other material                  )  *
        provisions of
        trust agreement                 )
  *   Not applicable, answer negative or not required.

                     III.        Organization Personnel and
                            Affiliated Persons of Depositor
  25.   Organization of                 )  Sponsor
        Depositor
  26.   Fees received by                )  Public Offering Price of
        Depositor
                                        )  Units Expenses of the Trust
  27.   Business of Depositor           )  Sponsor
  28.   Certain information as to       )  Sponsor
        officials and affiliated        )
        persons of Depositor            )
  29.   Voting securities of            )  *
        Depositor
  30.   Persons controlling             )  Sponsor
        Depositor
  31.   Payments by Depositor           )  *
        for
        certain other services          )
        rendered to Trust               )
  32.   Payments by Depositor           )  *
        for
        certain other services          )
        rendered to Trust               )
  33.   Remuneration of                 )  *
        employees of
        Depositor for certain           )
        services
        rendered to Trust               )
  34.   Remuneration of other           )  *
        persons
        for certian services            )
        rendered
        to Trust                        )
              IV.        Distribution and Redemption of Securities
  35.   Distribution of Trust's         )  Public Offering of Units
        securities by states            )
  36.   Suspension of sales of          )  *
        Trust's
        securities                      )
  37.   Revocation of authority         )  *
        to
        distribute                      )
  38.   (a)Method of distribution       )  Public Offering of Units
        (b)Underwriting agreements      )
        (c)Selling agreements           )
  *   Not applicable, answer negative or not required.
  39.   (a)Organization of principal    )  Sponsor
           underwriter                  )
        (b)N.A.S.D. membership of       )  Sponsor
           principal underwriter        )
  40.   Certain fees received by        )  Public Offering Price of
        principal underwriter           )  Units
  41.   (a)Business of principal        )  Sponsor
           underwriter                  )
        (b)Branch officers of           )  *
           principal underwriter        )
        (c)Salesman of principal        )  *
           underwriter                  )
  42.   Ownership of Trust's            )  *
        securities
        by certain persons              )
  43.   Certain brokerage               )  *
        commissions

        received by principal           )
        underwriter                     )
  44.   (a)Method of valuation          )  Public Offering Price of
                                        )  Units
        (b)Schedule as to offering      )  *
           price                        )
        (c)Variation in Offering        )  Public Offering Price of
           price to certain persons     )  Units
  45.   Suspension of                   )  *
        redemption rights
  46.   (a)Redemption valuation         )  Redemption of Units by
                                        )  Trustee
        (b)Schedule as to redemption    )  *
           price                        )
            V.        Information concerning the Trustee or Custodian
  47.   Maintenance of position         )  Secondary Market for Units
        in
        underlying securities           )  Redemption of Units by
                                        )  Trustee
                                        )  Evaluation of the Trust
  48.   Organization and                )  Administration of the Trust
        regulation of
        Trustee                         )  Trustee
  49.   Fees and expenses of            )  Expenses of the Trust
        Trustee
  50.   Trustee's lien                  )  Expenses of the Trust
  *   Not applicable, answer negative or not required.

      VI.        Information concerning Insurance of Holders of Securities
  51.   (a)Name and address of          )  *
        Insurance Company               )
        (b)Type of policies             )  *
        (c)Type of risks insured and    )  *
           excluded                     )
        (d)Coverage of policies         )  *
        (e)Beneficiaries of policies    )  *
        (f)Terms and manner of          )  *
           cancellation                 )
        (g)Method of determining        )  *
           premiums                     )
        (h)Amount of aggregate          )  *
           premiums paid                )
        (i)Who receives any part of     )  *
           premiums                     )
        (j)Other material provisions    )  *
           of the Trust relating to     )
           insurance                    )
                         VII.       Policy of Registrant
  52.   (a)Method of selecting and      )  Acquisition of Securities
           eliminating securities       )  for the Trust
           from the Trust               )
        (b)Elimination of securities    )  *
           from the Trust               )
        (c)Policy of Trust regarding    )  Supervision of Trust
           substitution and             )  Investments
           elimination of securities    )
        (d)Description of any funda-    )  Acquisition of Securities
           mental policy of the Trust   )  for the Trust
                                        )  Supervision of Trust
                                        )  Investments
  53.   (a)Taxable status of the        )  Tax status of the Trust
           Trust                        )
        (b)Qualification of the Trust   )  Tax status of the Trust
           as a mutual investment       )
           company                      )
  *   Not applicable, answer negative or not required.

                VIII.       Financial and Statistical Information
  54.   Information regarding           )  *
        the
        Trust's past ten fiscal         )
        years
  55.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  56.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  57.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  58.   Certain information             )  *
        regarding
        periodic payment plan           )
        certi-
        ficates                         )
  59.   Financial statements            )  Statement of Financial
        (Instruction 1(c) to            )  Condition
        Form S-6)
  *   Not applicable, answer negative or not required.

            THE MUNICIPAL BOND TRUST
               DISCOUNT SERIES SIX
            (A Unit Investment Trust)
                10,160 Units

Portfolio of Municipal Bonds

Designed for Federally Tax-Exempt Income

Periodic Distribution of Income

This Prospectus consists of two parts: Part A and Part B. Parts A and B should both be attached for this Prospectus to be complete.

The Securities and Exchange Commission has not approved or disapproved these Securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

SPONSOR:
PAINEWEBBER INCORPORATED
PROSPECTUS PART A DATED APRIL 29, 1999

No person is authorized to give any information or make any representations about this Trust not contained in this Prospectus, and you should not rely on any other information. Read and keep both parts of this prospectus for future reference.

Table of Contents
Part A                                    Page
Brief Description of the Trust's
 Investment Portfolio.....................A - 3
Summary of Risks..........................A - 4
Tax Status of the Trust...................A - 6
Additional Tax Considerations.............A - 7
Trustee...................................A - 8
Essential Information Regarding the Trust A - 9
Interest Distribution Information.........A - 9
Financial Summary.........................A - 10
Report of Independent Auditors............A - 11
Statement of Financial Condition..........A - 12
Statement of Operations...................A - 12
Statement of Changes in Net Assets........A - 13
Schedule of Investments...................A - 14
Part B
Nature of the Trust.......................B - 1
Creation of the Trust.....................B - 1
Discussion of Significant Risks...........B - 1
Acquisition of Securities for the Trust...B - 8
Public Offering Price of Units..          B - 9
Public Offering of Units..................B - 10
Secondary Market for Units................B - 10
Estimated Current Return and Estimated
 Long Term Return...................      B - 10
Estimated Net Annual Interest Income
 Per Unit.................................B - 11
Distributions to Unitholders..............B - 11
Exchange Option...........................B - 12
Conversion Option.........................B - 13
Expenses of the Trust.....................B - 14
Description of Certificates...............B - 14
Statements to Unitholders.................B - 15
Redemption of Units by Trustee............B - 15
Evaluation of the Trust...................B - 16
Comparison of Public Offering Price and
 Redemption Value...................      B - 16
Supervision of Trust Investments..........B - 17
Administration of the Trust...............B - 17
Limitation of Liabilities.................B - 18
Amendment of the Indenture................B - 18
Rights of Unitholders.....................B - 18
Termination of Trust......................B - 19
Sponsor...................................B - 19
Legal Opinion.............................B - 19
Independent Auditors......................B - 19
Bond Ratings..............................B - 19

MUNICIPAL BOND TRUST, DISCOUNT SERIES SIX  -
PART A

Brief Description of the Trust's Investment
Portfolio

1. The Trust's Objective.

The Trust seeks interest income that is
exempt from regular federal income taxes by investing in a fixed portfolio consisting of municipal revenue bonds.

2. Brief Description of Municipal Revenue Bonds.

Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the governments' taxing power.

3. The Trust's Portfolio.

The Trust plans to hold to maturity federally tax-exempt municipal bonds with an aggregate face amount of $7,898,000. The Trust is a unit investment trust which means that, unlike a mutual fund, the Trust's portfolio is not managed and bonds are not sold because of market changes.

The Trust Portfolio consists of 98 issues of municipal bonds issued by issuers located in 12 states of the United States. The Trust is considered "concentrated" in bonds issued by Georgia issuers, because approximately 28% of the Trust portfolio consists of Georgia bonds, which makes the Trust's portfolio less geographically diversified.

On January 1, 1999, the aggregate market value of the Trust Portfolio, based on the bid side of the market, was $8,799,789.

The Portfolio consists of municipal bonds that are "escrowed to maturity", which means that each Bond in the Trust is payable, until maturity, from funds held by an escrow agent and not from funds paid by the issuers of the Bonds.

On the first day the Trust was created (the
"Initial Date of Deposit"), all of the Bonds were purchased at deep "market" discounts, primarily because at their time of purchase, the Bonds carried interest rates lower than interest rates available for newly issued bonds of comparable quality and type.

On the Initial Date of Deposit, all of the Bonds were rated a minimum of A by Standard & Poor's
Corporation or by Moody's Investors Services,
Inc. The ratings may have changed since the first day of the Trust, and may continue to change. On January 1, 1999, the bonds were rated
A or better by S&P or by Moody's, or, in the opinion of PaineWebber, had credit quality similar to that of the other bonds, as follows:
                 Approximate
                 Portfolio
                 Percentage

AAA (S&P)        20%
Aaa (Moody's)    34%
A (Moody's)        1%
NR (Not Rated)   45%


Most of the bonds can be called in the next several years at a premium declining over time to par value; some bonds may be called earlier at par for extraordinary reasons.

Is this Trust Appropriate for You?

Yes, if you want federally tax-free income.
You will benefit from a professionally
selected portfolio whose risk is reduced by investing in bonds of several different issuers.

No, if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment, if you do not want any taxable income from market discount bonds or if you cannot tolerate any risk.

Summary of Risks

 Risks of Investing in the Trust.

You can lose money by investing in the
Trust.  This can happen for various
reasons.  For example:

1. The price of your Units may fall due to rising interest rates, an issuer's worsening financial condition or a drop in bond ratings.
2. Adverse developments in the bond issuer's industry may affect the value of your Units.
3. Assuming no changes in interest rates, when you sell your Units, they will generally be worth less than your cost because your cost included a sales charge.
4. The Trust will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

 Risks of Investing in Municipal Bonds.

Investing in Municipal Bonds always
involves risk. The risks described below are the most significant risks you may experience while you hold Units of the Trust.

1. General Interest Rate Risk

Interest rate risk is the risk that your investment will decline in value if interest rates rise. Generally, bonds with longer maturities will change in value more than bonds with shorter maturities. Bonds in the Trust are more likely to be called when interest rates decline. This would result in early returns of principal to you and may result in early termination of the Trust. Of course, we cannot predict how interest rates may change.

2. "Market" Discount Risk

Bonds selling at "market" discounts tend to increase in market value as they approach their maturity dates, when their principal payments are due. If currently prevailing interest rates for newly issued and otherwise comparable bonds increase, then the market discount of previously issued and otherwise comparable bonds will become deeper, whereas if currently prevailing interest rates for newly issued bonds decrease, the market discount of such previously issued bonds will be reduced. The value of market discount bonds may fluctuate more rapidly and more dramatically than newly issued bonds bearing current prevailing interest rates.

Bonds purchased at a market discount and held to maturity will have a larger portion of their total return in the form of taxable gain and less in the form of tax-exempt interest income than a comparable bond issued at currently prevailing market rates.

3. Call Risk

Many bonds can be prepaid or "called" by the issuer before their stated maturity.

For example, an issuer might call its bonds if it no longer needs the money for the original purpose or, during periods of falling interest rates, if the issuer's bonds have a coupon higher than current market rates. If the bonds are called, your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity. An early call at par of a premium bond will reduce your return.

4. Reduced Diversification Risk

If many investors sell their units, the
Trust will have to sell bonds. This could reduce the diversification of your investment and increase your share of Trust expenses.

5. Concentration Risk

When a certain type of bond makes up 25% or more of the portfolio, the Trust is said to be "concentrated" in that bond type, which makes the Trust less diversified.

Here is what you should know about the
Trust's concentration in escrowed to
maturity bonds and refunded bonds:

a refunded bond is generally not secured by a pledge of revenues from a municipality but by an escrow fund consisting of obligations of the U.S.
government;
the Trust receives principal and interest on refunded bonds from the escrow agents for the escrow funds for the refunded bonds; and some bonds thought to be escrowed to maturity may be called for redemption prior to maturity. See
"Refunded Bonds (including Escrowed to Maturity
Bonds)" in Part B for further discussion of refunded bonds.

Changes to the portfolio from bond
redemptions, maturities and sales may
affect the Trust's concentration over time.

6. Liquidity Risk

The bonds will generally trade in the over-the-counter market. We cannot assure you that a liquid trading market will exist, especially since current law may restrict the Trust from selling bonds to the Sponsor. The value of the bonds, and of your investment, may be reduced if trading in bonds is limited or absent.

7. Bond Quality Risk

A reduction in a bond's rating may decrease its value and, indirectly, the value of your investment in the Trust.

8. Legislation Risks

Future tax legislation could affect the
value of the Trust's portfolio by:

limiting real property taxes,
reducing tax rates,
imposing a flat or other form of tax, or exempting investment income from tax.
Year 2000 Problem Risk

Many computer systems were designed in such a way that they may be unable to distinguish between the year 2000 and the year 1900 and therefore may not properly process and calculate date-related information and data (commonly known as the "Year 2000 Problem"). As with all investment and financial companies, the
Year 2000 Problem may have an adverse
impact upon the Trust. The Sponsor and the Trustee are taking steps to address the Year 2000 Problem with respect to the computer systems they use and to obtain reasonable assurances that similar steps are being taken by the Trust's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Trust. The Year 2000 Problem is expected to have an impact on all governmental and municipal entities, including those whose bonds are contained in the Trust's portfolio. The Sponsor cannot predict what impact, if any, the Year 2000 Problem will have on the municipal bonds in the Trust.

Tax Status of the Trust

At the time of issuance of the Securities, opinions regarding the validity of such Securities and the exemption from federal income tax of interest on such Securities were rendered by bond counsel to the respective issuers. Neither the Sponsor, the Trustee, nor counsel to either has made any review of the proceedings relating to the issuance of the Securities or the basis for such opinions. In the case of certain
Securities in the Trust, the opinions of bond counsel indicate that interest on such obligations received by a "substantial user" of the facilities being financed with the proceeds of such obligations, or "related person," for periods such obligations are held by such "substantial user" or "related person," will not be exempt from federal income tax. Interest income attributable to such Securities received by a Unitholder who is a "substantial user" or "related person" may be taxable to such Unitholder.

In the opinion of Carter, Ledyard &
Milburn, counsel to the Sponsor, under
existing law:

(i) The Trust is not an association taxable as a corporation for U.S. federal income tax purposes but will be governed by the provisions of Subchapter J (relating to Trusts) of Chapter 1, Internal Revenue Code of 1986 (the "Code"). Each Unitholder will be considered as owning a pro rata share of each asset of the respective Trust in the proportion that the number of Units of such Trust held by him bears to the total number of outstanding Units of such Trust. Under
Subpart E, Subchapter J of Chapter I of the
Code, income of the Trust will be treated as income of each Unitholder of the Trust in the proportion described. Accordingly, to the extent that the income of the Trust consists of interest and original issue discount excludable from gross income under
Section 103 of the Code, such income will be excludable from federal gross income of the Unitholder, except in the case of a Unitholder who is a substantial user (or a person related to such user) of a facility financed through issuance of any industrial development bonds or certain private activity bonds held by the Trust. All taxpayers are nevertheless required to disclose to the Internal Revenue Service the amount of tax-exempt interest earned during the year. In the case of certain corporations, interest on all of the Securities is included in computing the alternative minimum taxable income pursuant to Section 56(c) of the Code.

(ii) If the Trustee disposes of a Security
(whether by sale, payment at maturity,
redemption or otherwise), gain or loss is recognized to the Unitholder. A Unitholder will also be considered to have disposed of all or a portion of his pro rata portion of each Security when he sells or redeems some or all of his Units. Such gain or loss is measured by comparing the Unitholder's share of such proceeds (or, in the case of a sale or redemption of Units, the portion of the proceeds allocable to a Security) with the Unitholder's adjusted basis for such Security.

(iii) Under the income tax laws of the
State and City of New York, the Trust is not an association taxable as a corporation and income received by the Trust will be treated as the income of the Unitholders in the same manner as for federal income tax purposes, but will not be tax-exempt except to the extent that such income is earned on bonds in the Trust that are otherwise tax-exempt for New York purposes.

Additional Tax Considerations

1. Tax basis. A Unitholder's initial basis in his Units will be equal to the cost of his Units, including any up-front or deferred sales charge and the organizational expenses borne by the
Unitholder. Such basis must be apportioned among each of the Securities and other assets of the Trust, as of the date the Units were acquired, ratably according to their values as of such date (or the nearest valuation date). A Unitholder's tax basis for his Units and for his fractional interest in each Trust asset must be reduced by the amount of his aliquot share of accrued interest received by the Trust, if any, after the date of purchase of his Units, to the extent that such accrued interest was included in the cost of his Units; must also be reduced by the annual amortization of bond premium, if any, on Securities held by the Trust; and is increased by the Unitholder's share of accrued original issue discount (and market discount, if the Unitholder elects to include market discount in income as it accrues) with respect to each Security held by the Trust which, at the time the Security was issued, had original issue discount (or which was purchased with market discount).

2. Bond premium.  If a Security is
purchased for a premium over its redemption price, the amount of the premium is included in the tax basis of the Security.
Such premium is amortized over the
remaining term of the Security, and the tax basis of the Security is reduced each tax year by the amount of the premium amortized in that tax year. As a result, under certain circumstances Unitholders may realize a taxable gain upon disposition of Units even though such Units are sold or redeemed for an amount equal to or less than their original cost.

3. Original issue discount. In the case of any Security held by the Trust where the "stated redemption price at maturity" exceeds the "issue price," such excess
(subject to a de minimis rule) constitutes original issue discount. In the case of any Security held by the Trust the interest on which is excludable from gross income under Section 103 of the Code, any original issue discount which accrues with respect thereto will be treated as interest which is excludable from gross income under
Section 103 of the Code. With respect to any purchaser of Securities subsequent to their original issuance, Section 1272(a)(7) of the Code provides for a reduction, under certain circumstances, in the accrued
"daily portion" of such original issue
discount.

4. Market discount. The Code subjects tax-exempt bonds to the market discount rules of the Code effective for bonds purchased after April 30, 1993. In general, market discount is the amount (if any) by which the stated redemption price at maturity exceeds an investor's purchase price
(except to the extent that such difference, if any, is attributable to original issue discount not yet accrued) subject to a statutory de minimis rule. Market discount can arise based on the price the Trust pays for Securities or the price a Unitholder pays for his Units. Under the Code, accretion of market discount is taxable as ordinary income; under prior law, the accretion had been treated as capital gain.
Market discount that accretes while the
Trust holds a Security would be recognized as ordinary income by the Unitholders when principal payments are received on the Security, upon sale or at redemption
(including early redemption), or upon the sale or redemption of his or her Units, unless a Unitholder elects to include market discount in taxable income as it accrues.

5. Corporate alternative minimum tax.
Because the Trust does not include any
"specified private activity bonds" within the meaning of Section 57(a)(5) of the Code issued on or after August 8, 1986, none of the Trust's interest income shall be treated as an item of tax preference when computing the alternative minimum tax. In the case of corporations, the alternative minimum tax depends upon the corporation's alternative minimum taxable income
("AMTI"), which is the corporation's
taxable income with certain adjustments.

Pursuant to Sections 56(c) and (g) of the Code, one of the adjustment items used in computing AMTI of a corporation (other than an S Corporation, Regulated Investment
Company, Real Estate Investment Trust or
REMIC) is an amount equal to 75% of the
excess of such corporation's "adjusted
current earnings" over an amount equal to its AMTI (before such adjustment item and the alternative tax net operating loss deduction). "Adjusted current earnings" includes all tax-exempt interest, including interest on all Securities in the Trust, and tax-exempt original issue discount.

Effective for taxable years beginning after December 31, 1997, the alternative minimum tax will not apply to corporations having annual gross receipts, generally, not in excess of $5 million.

6. Disallowance of related items.  Under
Section 265 of the Code, interest on
indebtedness incurred or continued to
purchase or carry Units is not deductible for federal income tax purposes. Under rules used by the Internal Revenue Service for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of Units may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of Units. Also, under Section 265, a Unitholder will generally not be entitled to a deduction for his pro rata share of fees and expenses of the Trust, or for the amortization of bond premium, because they are incurred in connection with the production of tax-exempt income.

7. Taxability of Social Security benefits.
Code Section 86 provides that a portion of social security benefits are includible in taxable income for taxpayers whose
"modified adjusted gross income", combined with 50% of their social security benefits, exceeds a base amount. The base amount is $25,000 for an individual, $32,000 for a married couple filing a joint return, and zero for married persons filing separate returns. Under Code Section 86, interest on tax-exempt bonds is to be added to adjusted gross income for purposes of determining whether an individual's income exceeds the base amount.

The foregoing discussion relates only to U.S. federal and certain aspects of New
York State and City income taxes.
Depending on their state of residence,
Unitholders may be subject to state and
local taxation and should consult their own tax advisers in this regard. The preceding discussion also omits certain rules applicable to certain financial institutions, insurance companies, foreign corporations, S corporations and other entities subject to special rules under the Internal Revenue Code.

Trustee

The Trustee is The Chase Manhattan Bank, 4
New York Plaza, New York, New York 10004.
The Trustee is a member of the New York
Clearing House Association and is subject to supervision and examination by the Superintendent of Banks of the State of New
York, the Federal Deposit Insurance
Corporation and the Board of Governors of the Federal Reserve System.

ESSENTIAL INFORMATION REGARDING THE TRUST
AS OF JANUARY 1, 1999

Initial Date of Deposit and of Trust Indenture and Agreement
January 30, 1984

Principal amount of Bonds in Trust
$7,898,000

Number of Units Outstanding
10,160

Minimum Purchase
1 Unit

Fractional undivided interest in Trust represented by each Unit
1/10,160th

Public Offering Price
Aggregate Bid Price of Bonds in Trust$8,799,809 *~
Divided By 10,160 Units$866.12 *~
Plus Sales Charge of
2.34% of Public Offering Price20.77
Public Offering Price per Unit$886.89 *~

Redemption Value per Unit
$866.12 *~

Excess of Public Offering Price per Unit over
Redemption Value Per Unit
$20.77

Sponsor's Repurchase Price per Unit
$866.12 *~

Excess of Public Offering Price per Unit over
Sponsor's Repurchase Price Per Unit
$20.77

Minimum Principal Distribution
No distribution need be made from Principal
Account if balance in Account is less than $24,703.

Evaluation Time
4 P.M. New York Time

Mandatory Termination Date * *
January 1, 2034

Discretionary Termination
Indenture may be terminated if value of Trust is less than $4,940,600.

INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED
                                                                      Monthly        Semi-Annual
                                                                      Option         Option
Gross annual interest income per unit                                 $50.74         $50.74
Less estimated annual fees and expenses per unit * * * *              2.18           1.05
Estimated net annual interest income per unit                         $48.56         $49.69
Estimated interest distribution per unit                              $4.04          $24.84
Daily rate at which estimated net interest accrues per unit           $.1346         $.1380
Estimated current return * * *                                        5.48%          5.60%
Record dates                                                          1st of each    Nov./May 1
                                                                      Month
Interest distribution dates                                           15th of each   Nov./May 15
                                                                      Month
Trustee's annual fee per $1,000 principal amount of bonds * * * *     $1.02          $.54
Evaluator's daily fee per bond * * * *                                $.30           $.30
 __________________
          * Plus accrued interest.
       * * The actual termination of the Trust
may be considerably earlier (see "Termination
of the Trust"
in Part B).
     * * * The estimated current return is
increased for transactions entitled to a
reduced sales charge
  (see "Public Offering Price of Units" in
Part B).
   * * * * See "Expenses of the Trust" in Part
B.
         ~ Includes undistributed principal
funds.

               FINANCIAL SUMMARY
The following sets forth a summary of
distributions and redemption values per unit
for The Municipal Bond Trust, Discount Series
Six.
                                            DISTRIBUTIONS
               YEAR ENDING                  PER UNIT
MONTHLY        January 1, 1997               $57.57
               January 1, 1998               55.34
               January 1, 1999               51.18
SEMI-ANNUAL    January 1, 1997               58.33
               January 1, 1998               56.27
               January 1, 1999               52.67
PRINCIPAL      January 1, 1997               23.43
               January 1, 1998               51.19
               January 1, 1999               69.80
As of December 31, 1997, 1998 and January 1,
1999, the redemption values per unit were
$920.57, $866.12, and $866.12 plus accrued
interest to the respective dates.

            REPORT OF INDEPENDENT AUDITORS
THE UNITHOLDERS, SPONSOR AND TRUSTEE
THE MUNICIPAL BOND TRUST, DISCOUNT SERIES SIX:

 We have audited the accompanying statement of financial condition, including the schedule of investments, of The Municipal Bond Trust,
Discount Series Six as of January 1, 1999 and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of January 1, 1999, as shown in the statement of financial condition and schedule of investments, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Municipal
Bond Trust, Discount Series Six at January 1,
1999 and the results of its operations and changes in its net assets for each of the three years in the period then ended, in conformity with generally accepted accounting principles.
                            ERNST & YOUNG LLP
New York, New York
April 15, 1999

             THE MUNICIPAL BOND TRUST
              DISCOUNT SERIES SIX
           STATEMENT OF FINANCIAL CONDITION
                 January 1, 1999
                    ASSETS
Investment in municipal bonds - at market value (Cost $5,832,772)
(note 4 to schedule of investments)                                                    $8,799,789
Accrued interest receivable                                                            106,135
Cash                                                                                   47,646
Total Assets                                                                           $8,953,570
         LIABILITIES AND NET ASSETS
Distribution payable (note E)                                                          $80,930
Accrued expenses payable                                                               648
Total Liabilities                                                                      $81,578
Net assets (10,160 units of fractional undivided interest outstanding):
Cost to Investors (note B)                                                 $6,204,903
Less gross underwriting commissions (note C)                               (372,131)
                                                                           5,832,772
Net unrealized market appreciation of investments (note D)                 2,967,017
                                                                           8,799,789
Undistributed investment income-net                                        72,183
Undistributed proceeds from bonds sold or redeemed                         20
Net Assets                                                                             8,871,992
Total Liabilities and Net Assets                                                       $8,953,570
Net Asset Value Per Unit                                                               $873.23
              STATEMENT OF OPERATIONS
                                                                 Year Ended January 1,
                                                                  1999         1998         1997
Investment Income - Interest                                      $559,493     $626,426     $701,884
Less Expenses:
Trustee's fees and expenses                                       11,163       13,987       13,192
Evaluator's fees                                                  4,930        5,281        4,910
Total expenses                                                    16,093       19,268       18,102
Investment Income-net                                             543,400      607,158      683,782
Realized and unrealized gain (loss) on investments-net:
Net realized gain on securities transactions                      331,307      388,146      166,236
Net change in unrealized market depreciation                      (175,838)    (192,158)    (399,348)
Net gain (loss) on investments                                    155,469      195,988      (233,112)
Net increase in net assets resulting from operations              $698,869     $803,146     $450,670
  See accompanying notes to financial statements.

             THE MUNICIPAL BOND TRUST
               DISCOUNT SERIES SIX
      STATEMENT OF CHANGES IN NET ASSETS
                                                                 Year Ended January 1,
                                                                  1999         1998         1997
Operations:
Investment Income-net                                             $543,400     $607,158     $683,782
Net realized gain on securities transactions                      331,307      388,146      166,236
Net change in unrealized market depreciation                      (175,838)    (192,158)    (399,348)
Net increase in net assets resulting from operations              698,869      803,146      450,670
Less: Distributions to Unitholders
Investment Income-net                                             535,746      605,798      704,043
Principal                                                         740,252      562,015      278,423
Total Distributions                                               1,275,998    1,167,813    982,466
Less: Units Redeemed by Unitholders (Note F)
Value of units at date of redemption                              525,306      903,762      300,120
Accrued interest at date of redemption                            10,067       11,884       4,273
Total Redemptions                                                 535,373      915,646      304,393
Decrease in net assets                                            (1,112,502)  (1,280,313)  (836,189)
Net Assets:
Beginning of period                                               9,984,494    11,264,807   12,100,996
End of period                                                     $8,871,992   $9,984,494   $11,264,807
  See accompanying notes to financial statements.
            NOTES TO FINANCIAL STATEMENTS
                January 1, 1999
(A) The financial statements of the Trust are
prepared on the accrual basis of accounting.
Security transactions are accounted for on the
date the securities are purchased or sold.
(B) Cost to the investors represents the initial
public offering price as of the initial date of
deposit computed on the basis set forth under
"Public Offering Price Of Units" included in Part
B, adjusted for bonds called or sold since the
initial date of deposit.
(C) The aggregate sales charge was computed on
the basis set forth under "Public Offering Price
of Units" included in Part B.
(D) At January 1, 1999 the gross unrealized
market appreciation was $2,967,017 and the gross
unrealized market depreciation was $0. The net
unrealized market appreciation was $2,967,017.
(E) Distributions of the net investment income to
Unitholders are declared and paid in accordance
with the distribution option (monthly or semi-
annually) selected by the investor. See the
Financial Summary included in Part A.
(F) The following units were redeemed with
proceeds of bonds sold as follows:
                                                                  Year Ended January 1,
                                                                  1999         1998         1997
Number of units redeemed                                          605          961          314
Redemption amount                                                 $535,373     $915,646     $304,393

THE MUNICIPAL BOND TRUST, DISCOUNT SERIES SIX
Schedule of Investments as of January 1, 1999
                                                               Coupon      Redemption
       Aggregate                                               Rate/       Features(3)
Lot    Principal                                              Maturity     C-Callable        Market
No.     Amount             Description           Rating(1)     Date(5)   S.F.-Sinking Fund   Value(4)
1.     $39,000     THE PUBLIC EDUCATION BUILD-
                   ING AUTHORITY OF THE CITY OF
                   BAY MINNETTE, ALABAMA STU-
                   DENT HOUSING-DINING REVE-
                   NUE BONDS FOR WILLIAM
                   LOWNDES YANCEY STATE JUN-
                   IOR COLLEGE~                     NR       6.00%        (6)               $40,243
                                                             04/01/2000   S.F.  NONE
2.     100,000     THE PUBLIC EDUCATION BUILD-
                   ING AUTHORITY OF THE CITY OF
                   BAY MINNETTE, ALABAMA STU-
                   DENT HOUSING-DINING REVE-
                   NUE BONDS FOR WILLIAM
                   LOWNDES YANCEY STATE JUN-
                   IOR COLLEGE~                     NR       6.00%        (6)               106,628
                                                             04/01/2002   S.F.  NONE
3.     5,000       THE MEDICAL CLINIC BOARD OF
                   THE CITY OF BIRMINGHAM-EAST
                   END (ALABAMA) HOSPITAL
                   REFUNDING REVENUE BONDS,
                   SERIES 1977 (EAST END
                   MEMORIAL ASSOCIATION) ~          AAA      7.00%        (6)               5,048
                                                             04/01/1999   S.F.  04/01/1999
4.     50,000      BRINDLEE MOUNTAIN (ALABAMA)
                   WATER AND FIRE PROTECTION
                   AUTHORITY FIRST MORTGAGE
                   WATER REVENUE BONDS,
                   SERIES 1965~                     NR       5.00%        (6)               50,078
                                                             02/01/1999   S.F.  NONE
5.     55,000      BRINDLEE MOUNTAIN (ALABAMA)
                   WATER AND FIRE PROTECTION
                   AUTHORITY FIRST MORTGAGE
                   WATER REVENUE BONDS,
                   SERIES 1965~                     NR       5.00%        (6)               56,042
                                                             02/01/2000   S.F.  NONE
6.     55,000      BRINDLEE MOUNTAIN (ALABAMA)
                   WATER AND FIRE PROTECTION
                   AUTHORITY FIRST MORTGAGE
                   WATER REVENUE BONDS,
                   SERIES 1965~                     NR       5.00%        (6)               56,552
                                                             02/01/2001   S.F.  NONE
7.     10,000      THE UTILITIES BOARD OF THE
                   CITY OF MUSCLE SHOALS
                   (ALABAMA) FIRST MORTGAGE
                   WATER AND SEWER REVENUE
                   BONDS~                           NR       6 1/4%       (6)               10,415
                                                             07/01/2000   S.F.  NONE
(Continued)

THE MUNICIPAL BOND TRUST, DISCOUNT SERIES SIX
Schedule of Investments as of January 1, 1999
                                                               Coupon      Redemption
       Aggregate                                               Rate/       Features(3)
Lot    Principal                                              Maturity     C-Callable        Market
No.     Amount             Description           Rating(1)     Date(5)   S.F.-Sinking Fund   Value(4)
8.     $20,000     THE UTILITIES BOARD OF THE
                   CITY OF MUSCLE SHOALS
                   (ALABAMA) FIRST MORTGAGE
                   WATER AND SEWER REVENUE
                   BONDS~                           NR       6 1/4%       (6)               $21,612
                                                             07/01/2002   S.F.  NONE
9.     20,000      THE UTILITIES BOARD OF THE
                   CITY OF MUSCLE SHOALS
                   (ALABAMA) FIRST MORTGAGE
                   WATER AND SEWER REVENUE
                   BONDS~                           NR       6 1/4%       (6)               22,944
                                                             07/01/2007   S.F.  NONE
10.    90,000      THE UTILITIES BOARD OF THE
                   CITY OF MUSCLE SHOALS
                   (ALABAMA) FIRST MORTGAGE
                   WATER AND SEWER REVENUE
                   BONDS~                           NR       6 1/4%       (6)               104,178
                                                             07/01/2008   S.F.  NONE
11.    40,000      THE UTILITIES BOARD OF THE
                   CITY OF MUSCLE SHOALS
                   (ALABAMA) FIRST MORTGAGE
                   WATER AND SEWER REVENUE
                   BONDS~                           NR       6 1/4%       (6)               46,590
                                                             07/01/2009   S.F.  NONE
12.    128,000     THE UTILITIES BOARD OF THE
                   CITY OF MUSCLE SHOALS
                   (ALABAMA) FIRST MORTGAGE
                   WATER AND SEWER REVENUE
                   BONDS~                           NR       6 1/4%       (6)               149,706
                                                             07/01/2011   S.F.  NONE
13.    136,000     THE UTILITIES BOARD OF THE
                   CITY OF MUSCLE SHOALS
                   (ALABAMA) FIRST MORTGAGE
                   WATER AND SEWER REVENUE
                   BONDS~                           NR       6 1/4%       (6)               159,056
                                                             07/01/2012   S.F.  NONE
14.    49,000      THE UTILITIES BOARD OF THE
                   CITY OF OZARK, ALABAMA
                   WATER AND SEWER REVENUE
                   BONDS, SERIES 1966~              NR       4 1/4%       (6)               49,545
                                                             05/01/2000   S.F.  NONE
15.    44,000      THE UTILITIES BOARD OF THE
                   CITY OF OZARK, ALABAMA
                   WATER AND SEWER REVENUE
                   BONDS, SERIES 1966~              NR       4 1/4%       (6)               44,541
                                                             05/01/2001   S.F.  NONE
(Continued)

THE MUNICIPAL BOND TRUST, DISCOUNT SERIES SIX
Schedule of Investments as of January 1, 1999
                                                               Coupon      Redemption
       Aggregate                                               Rate/       Features(3)
Lot    Principal                                              Maturity     C-Callable        Market
No.     Amount             Description           Rating(1)     Date(5)   S.F.-Sinking Fund   Value(4)
16.    $40,000     THE UTILITIES BOARD OF THE
                   CITY OF OZARK, (ALABAMA)
                   WATER AND SEWER REVENUE
                   BONDS, SERIES 1966~              NR       4 3/4%       (6)               $40,704
                                                             05/01/2000   S.F.  NONE
17.    20,000      VILLAGE OF PALM SPRINGS
                   FLORIDA WATER AND SEWER
                   REVENUE CERTIFICATES 1966
                   SERIES~                          NR       4 1/4%       (6)               20,227
                                                             01/01/2000   S.F.  NONE
18.    30,000      VILLAGE OF PALM SPRINGS
                   FLORIDA WATER AND SEWER
                   REVENUE CERTIFICATES 1966
                   SERIES~                          NR       4 1/4%       (6)               30,437
                                                             01/01/2001   S.F.  NONE
19.    35,000      VILLAGE OF PALM SPRINGS
                   FLORIDA WATER AND SEWER
                   REVENUE CERTIFICATES 1966
                   SERIES~                          NR       4 1/4%       (6)               35,618
                                                             01/01/2003   S.F.  NONE
20.    35,000      VILLAGE OF PALM SPRINGS
                   FLORIDA WATER AND SEWER
                   REVENUE CERTIFICATES 1966
                   SERIES~                          NR       4 1/4%       (6)               35,568
                                                             01/01/2004   S.F.  NONE
21.    35,000      VILLAGE OF PALM SPRINGS
                   FLORIDA WATER AND SEWER
                   REVENUE CERTIFICATES 1966
                   SERIES~                          NR       4 1/2%       (6)               35,962
                                                             01/01/2004   S.F.  NONE
22.    40,000      VILLAGE OF PALM SPRINGS
                   FLORIDA WATER AND SEWER
                   REVENUE CERTIFICATES 1966
                   SERIES~                          NR       4 1/4%       (6)               40,550
                                                             01/01/2005   S.F.  NONE
23.    35,000      VILLAGE OF PALM SPRINGS
                   FLORIDA WATER AND SEWER
                   REVENUE CERTIFICATES 1966
                   SERIES~                          NR       4 1/2%       (6)               35,944
                                                             01/01/2005   S.F.  NONE
24.    60,000      VILLAGE OF PALM SPRINGS
                   FLORIDA WATER AND SEWER
                   REVENUE CERTICATES 1966
                   SERIES~                          NR       4 3/4%       (6)               62,412
                                                             01/01/2005   S.F.  NONE
25.    35,000      VILLAGE OF PALM SPRINGS
                   FLORIDA WATER AND SEWER
                   REVENUE CERTIFICATES 1966
                   SERIES~                          NR       4 1/2%       (6)               35,909
                                                             01/01/2006   S.F.  NONE
(Continued)

THE MUNICIPAL BOND TRUST, DISCOUNT SERIES SIX
Schedule of Investments as of January 1, 1999
                                                               Coupon      Redemption
       Aggregate                                               Rate/       Features(3)
Lot    Principal                                              Maturity     C-Callable        Market
No.     Amount             Description           Rating(1)     Date(5)   S.F.-Sinking Fund   Value(4)
26.    $15,000     VILLAGE OF PALM SPRINGS
                   FLORIDA WATER AND SEWER
                   REVENUE CERTIFICATES 1966
                   SERIES~                          NR       4 3/4%       (6)               $15,616
                                                             01/01/2006   S.F.  NONE
27.    120,000     SIESTA KEY UTILITIES AUTHOR-
                   ITY, INCORPORTED, (FLORIDA)
                   WATER AND SEWER FIRST
                   MORTGAGE REVENUE BONDS
                   SERIES 1967~   AAA                        6 5/8%       (6)               128,216
                                                             07/01/2006   S.F.  07/01/1999
28.    15,000      DOUGLAS COUNTY, GEORGIA
                   WATER AND SEWER REVENUE
                   BONDS, SERIES 1973~              AAA      6 1/2%       (6)               15,214
                                                             06/01/1999   S.F.  NONE
29.    785,000     FANNIN COUNTY HOSPITAL AU-
                   THORITY, GEORGIA HOSPITAL
                   REVENUE CERTIFICATES, SER-
                   IES 1975~                        Aaa(2)   8.10%        (6)               969,357
                                                             06/01/2009   S.F.  06/01/2004
30.    130,000     THE CITY OF FORSYTH WATER
                   AND SEWERAGE REVENUE
                   BONDS, SERIES 1974 (GEORGIA)
                   xxxxx ~                          NR       6.40%        (6)               139,476
                                                             10/01/2001   S.F.  NONE
31.    185,000     THE HOSPITAL AUTHORITY OF
                   MONROE COUNTY REVENUE
                   CERTIFICATES, SERIES 1975
                   (GEORGIA) ~                      NR       7 1/2%       (6)               197,186
                                                             09/01/2000   S.F.  NONE
32.    145,000     THE HOSPITAL AUTHORITY OF
                   MONROE COUNTY REVENUE
                   CERTIFICATES, SERIES 1976
                   (GEORGIA) ~                      NR       6 3/4%       (6)               148,489
                                                             09/01/1999   S.F.  NONE
33.    150,000     THE HOSPITAL AUTHORITY OF
                   MONROE COUNTY REVENUE
                   CERTIFICATES, SERIES 1976
                   (GEORGIA) ~                      NR       6 3/4%       (6)               158,098
                                                             09/01/2000   S.F.  NONE
34.    40,000      THE CITY OF MONTICELLO
                   (GEORGIA) WATER AND SEWER
                   REVENUE BONDS SERIES 1975~       NR       8 1/8%       (6)               41,643
                                                             11/01/1999   S.F.  NONE
35.    50,000      THE CITY OF MONTICELLO
                   (GEORGIA) WATER AND SEWER
                   REVENUE BONDS SERIES 1975~       NR       8 1/8%       (6)               55,966
                                                             11/01/2001   S.F.  NONE
(Continued)

THE MUNICIPAL BOND TRUST, DISCOUNT SERIES SIX
Schedule of Investments as of January 1, 1999
                                                               Coupon      Redemption
       Aggregate                                               Rate/       Features(3)
Lot    Principal                                              Maturity     C-Callable        Market
No.     Amount             Description           Rating(1)     Date(5)   S.F.-Sinking Fund   Value(4)
36.    $55,000     THE CITY OF MONTICELLO
                   (GEORGIA) WATER AND SEWER
                   REVENUE BONDS SERIES 1975~       NR       8 1/8%       (6)               $63,468
                                                             11/01/2002   S.F.  NONE
37.    575,000     CITY OF TOCCOA (GEORGIA)
                   WATER AND SEWERAGE
                   REVENUE BONDS SERIES 1977~       NR       6.40%        (6)               640,222
                                                             10/01/2010   S.F.  10/01/1999
38.    20,000      WINDER (GEORGIA) WATER AND
                   SEWERAGE REVENUE BONDS,
                   SERIES 1973~                     NR       6.30%        (6)               22,098
                                                             10/01/2003   S.F.  NONE
39.    35,000      CITY OF ANNA, ILLINOIS, UNION
                   COUNTY, WATERWORKS AND
                   SEWERAGE REFUNDING REV-
                   ENUE BONDS, SERIES 1967
                   (JUNIOR ISSUE) ~                 NR       5.00%        (6)               35,752
                                                             05/01/2000   S.F.  NONE
40.    50,000      CITY OF ANNA, ILLINOIS, UNION
                   COUNTY, WATERWORKS AND
                   SEWERAGE REFUNDING REV-
                   ENUE BONDS, SERIES 1972
                   (SUBORDINATE ISSUE) ~            NR       6.00%        (6)               54,890
                                                             05/01/2004   S.F.  NONE
41.    50,000      CITY OF ANNA, ILLINOIS, UNION
                   COUNTY, WATERWORKS AND
                   SEWERAGE REFUNDING REV-
                   ENUE BONDS, SERIES O 1972
                   (SUBORDINATE ISSUE) ~            NR       6.00%        (6)               55,404
                                                             05/01/2005   S.F.  NONE
42.    50,000      CITY OF ANNA, ILLINOIS, UNION
                   COUNTY, WATERWORKS AND
                   SEWERAGE REFUNDING REVE-
                   NUE BONDS, SERIES 1972
                   (SUBORDINATE ISSUE) ~            NR       6.00%        (6)               55,904
                                                             05/01/2006   S.F.  NONE
43.    50,000      CITY OF ANNA, ILLINOIS, UNION
                   COUNTY, WATERWORKS AND
                   SEWERAGE REFUNDING REVE-
                   NUE BONDS, SERIES 1972
                   (SUBORDINATE ISSUE) ~            NR       6.00%        (6)               56,382
                                                             05/01/2007   S.F.  NONE
44.    50,000      CITY OF ANNA, ILLINOIS, UNION
                   COUNTY, WATERWORKS AND
                   SEWERAGE REFUNDING REVE-
                   NUE BONDS, SERIES 1972 (SUB-
                   ORDINATE ISSUE) ~                NR       6.00%        (6)               56,817
                                                             05/01/2008   S.F.  NONE
(Continued)

THE MUNICIPAL BOND TRUST, DISCOUNT SERIES SIX
Schedule of Investments as of January 1, 1999
                                                               Coupon      Redemption
       Aggregate                                               Rate/       Features(3)
Lot    Principal                                              Maturity     C-Callable        Market
No.     Amount             Description           Rating(1)     Date(5)   S.F.-Sinking Fund   Value(4)
45.    $50,000     CITY OF ANNA, ILLINOIS, UNION
                   COUNTY WATERWORKS AND
                   SEWERAGE REFUNDING REVE-
                   NUE BONDS, SERIES 1972 (SUB-
                   ORDINATE ISSUE) ~                NR       6.00%        (6)               $57,104
                                                             05/01/2009   S.F.  NONE
46.    50,000      CITY OF ANNA, ILLINOIS, UNION
                   COUNTY, WATERWORKS AND
                   SEWERAGE REFUNDING REV-
                   ENUE BONDS, SERIES 1972
                   (SUBORDINATE ISSUE) ~   NR                6.00%        (6)               57,254
                                                             05/01/2010   S.F.  NONE
47.    20,000      CITY OF BUNKER HILL, ILLINOIS,
                   WATERWORKS AND SEWERAGE
                   IMPROVEMENT AND REFUNDING
                   REVENUE BONDS (1962) ~           NR       4.00%        (6)               20,174
                                                             05/01/2000   S.F.  NONE
48.    25,000      CITY OF CALUMET CITY, ILLI-
                   NOIS, REFUNDING WATER REVE-
                   NUE BONDS (1971) ~               NR       7.00%        (6)               28,490
                                                             02/01/2004   S.F.  NONE
49.    15,000      CITY OF ELDORADO, ILLINOIS,
                   SEWERAGE REVENUE BONDS
                   (1967) ~                         NR       4 7/8%       (6)               15,086
                                                             05/01/1999   S.F.  NONE
50.    15,000      CITY OF ELDORADO, ILLINOIS,
                   SEWERAGE REVENUE BONDS
                   (1967) ~                         NR       4 7/8%       (6)               15,299
                                                             05/01/2000   S.F.  NONE
51.    15,000      CITY OF ELDORADO, ILLINOIS,
                   SEWERAGE REVENUE BONDS
                   (1967) ~                         NR       4 7/8%       (6)               15,390
                                                             05/01/2001   S.F.  NONE
52.    15,000      CITY OF ELDORADO, ILLINOIS,
                   SEWERAGE REVENUE BONDS
                   (1967) ~                         NR       4 7/8%       (6)               15,496
                                                             05/01/2002   S.F.  NONE
53.    20,000      CITY OF ELDORADO, ILLINOIS,
                   SEWERAGE REVENUE BONDS
                   (1967) ~                         NR       4 7/8%       (6)               20,755
                                                             05/01/2003   S.F.  NONE
54.    20,000      CITY OF ELDORADO, ILLINOIS,
                   SEWERAGE REVENUE BONDS
                   (1967) ~                         NR       4 7/8%       (6)               20,840
                                                             05/01/2004   S.F.  NONE
55.    20,000      CITY OF ELDORADO, ILLINOIS,
                   SEWERAGE REVENUE BONDS
                   (1967) ~                         NR       4 7/8%       (6)               20,865
                                                             05/01/2005   S.F.  NONE
(Continued)

THE MUNICIPAL BOND TRUST, DISCOUNT SERIES SIX
Schedule of Investments as of January 1, 1999
                                                               Coupon      Redemption
       Aggregate                                               Rate/       Features(3)
Lot    Principal                                              Maturity     C-Callable        Market
No.     Amount             Description           Rating(1)     Date(5)   S.F.-Sinking Fund   Value(4)
56.    $20,000     CITY OF ELDORADO, ILLINOIS,
                   SEWERAGE REVENUE BONDS
                   (1967) ~                         NR       4 7/8%       (6)               $20,905
                                                             05/01/2006   S.F.  NONE
57.    35,000      CITY OF HICKORY HILLS,
                   ILLINOIS, REFUNDING WATER
                   REVENUE BONDS (1963) ~           NR       4 1/4%       (6)               35,417
                                                             05/01/2000   S.F.  NONE
58.    35,000      CITY OF HICKORY HILLS,
                   ILLINOIS, REFUNDING WATER
                   REVENUE BONDS (1963) ~           NR       4 1/4%       (6)               35,477
                                                             05/01/2001   S.F.  NONE
59.    35,000      CITY OF HICKORY HILLS,
                   ILLINOIS REFUNDING WATER
                   REVENUE BONDS (1963) ~           NR       4 1/4%       (6)               35,539
                                                             05/01/2002   S.F.  NONE
60.    160,000     LOMBARD ILLINOIS, WATER-
                   WORKS AND SEWER REVENUE
                   BONDS (1966) ~                   Aaa(2)   4 7/8%       (6)               164,666
                                                             06/01/2006   S.F.  06/01/1999
61.    20,000      COOK COUNTY, ILLINOIS,
                   HOSPITAL MORTGAGE REVENUE
                   BONDS, (MARTHA WASHINGTON
                   HOSPITAL PROJECT) SERIES A
                   (1969) ~   AAA                            8 1/2%       (6)               20,977
                                                             12/01/1999   S.F.  NONE
62.    230,000     COOK COUNTY, ILLINOIS,
                   HOSPITAL MORTGAGE REVENUE
                   BONDS (MARTHA WASHINGTON
                   HOSPITAL PROJECT) SERIES A
                   (1969) ~   AAA                            8 1/2%       (6)               277,651
                                                             12/01/2003   S.F.  NONE
63.    130,000     COOK COUNTY, ILLINOIS,
                   HOSPITAL MORTGAGE REVENUE
                   BONDS (MARTHA WASHINGTON
                   HOSPITAL PROJECT) SERIES A
                   (1969) ~   AAA                            8 1/2%       (6)               171,804
                                                             12/01/2007   S.F.  NONE
64.    30,000      CITY OF TROY ILLINOIS, WATER-
                   WORKS AND IMPROVEMENT
                   REVENUE REFUNDING BONDS
                   (1967) ~                         NR       4 7/8%       (6)               30,574
                                                             05/01/2000   S.F.  NONE
65.    30,000      CITY OF TROY ILLINOIS, WATER-
                   WORKS AND IMPROVEMENT
                   REVENUE REFUNDING BONDS
                   (1967) ~                         NR       4 7/8%       (6)               30,992
                                                             05/01/2002   S.F.  NONE
(Continued)

THE MUNICIPAL BOND TRUST, DISCOUNT SERIES SIX
Schedule of Investments as of January 1, 1999
                                                               Coupon      Redemption
       Aggregate                                               Rate/       Features(3)
Lot    Principal                                              Maturity     C-Callable        Market
No.     Amount             Description           Rating(1)     Date(5)   S.F.-Sinking Fund   Value(4)
66.    $35,000     CITY OF TROY, ILLINOIS,
                   WATERWORKS AND IMPROVE-
                   MENT REVENUE REFUNDING
                   BONDS (1967) ~                   NR       4 7/8%       (6)               $36,321
                                                             05/01/2003   S.F.  NONE
67.    50,000      WESTERN ILLINOIS UNIVERSITY,
                   STUDENT RESIDENTIAL HALL
                   REVENUE BONDS, SERIES OF
                   1967~                            Aaa(2)   5.00%        (6)               52,418
                                                             07/01/2003   S.F.  NONE
68.    40,000      WESTERN ILLINOIS UNIVERSITY,
                   UNION BUILDING REVENUE
                   BONDS SERIES OF 1966 A~          Aaa(2)   5.00%        (6)               41,013
                                                             08/01/2000   S.F.  NONE
69.    85,000      WESTERN ILLINOIS UNIVERSITY,
                   UNION BUILDING REVENUE
                   BONDS SERIES OF 1966 A~          Aaa(2)   5.00%        (6)               87,908
                                                             08/01/2001   S.F.  NONE
70.    15,000      WESTERN ILLINOIS UNIVERSITY,
                   UNION BUILDING REVENUE
                   BONDS SERIES OF 1966 A~          Aaa(2)   5.00%        (6)               15,643
                                                             08/01/2002   S.F.  NONE
71.    275,000     HOPKINSVILLE, KENTUCKY, WA-
                   TER AND SEWER REVENUE
                   BONDS (1974) ~                   Aaa(2)   7.90%        (6)               331,328
                                                             10/01/2005   S.F.  NONE
72.    63,000      CITY OF MT. STERLING, KEN-
                   TUCKY, WATER REVENUE
                   BONDS, SERIES OF 1962~           NR       4.00%        (6)               63,425
                                                             06/01/2002   S.F.  NONE
73.    25,000      CITY OF MT. STERLING, KEN-
                   TUCKY, WATER REVENUE
                   BONDS, SERIES OF 1968~           AAA      5 3/4%       (6)               27,933
                                                             06/01/2007   S.F.  NONE
74.    169,000     OLD BRIDGE TOWNSHIP, NEW
                   JERSEY MUNICIPAL UTILITIES
                   AUTHORITY WATER REVENUE
                   BONDS, SERIES 1966~              NR       5 1/4%       (6)               174,927
                                                             10/01/2006   S.F.  10/01/1999
75.    85,000      OLD BRIDGE TOWNSHIP, NEW
                   JERSEY, MUNICIPAL UTILITIES
                   AUTHORITY WATER REVENUE
                   BONDS, SERIES 1968~              NR       5.90%        (6)               87,599
                                                             10/01/2008   S.F.  10/01/1999
(Continued)

THE MUNICIPAL BOND TRUST, DISCOUNT SERIES SIX
Schedule of Investments as of January 1, 1999
                                                               Coupon      Redemption
       Aggregate                                               Rate/       Features(3)
Lot    Principal                                              Maturity     C-Callable        Market
No.     Amount             Description           Rating(1)     Date(5)   S.F.-Sinking Fund   Value(4)
76.    $55,000     NEW JERSEY HEALTH CARE
                   FACILITY FINANCE AUTHORITY
                   REVENUE BONDS, COMMUNITY
                   MEMORIAL HOSPITAL ASSOCIA-
                   TION (TOMS RIVER) ISSUE,
                   SERIES A~   AAA                           6 3/4%       (6)               $62,227
                                                             07/01/2009   S.F.  07/01/1999
77.    750,000     ALBUQUERQUE, NEW MEXICO,
                   RESIDENTIAL MORTGAGE REVE-
                   NUE BONDS SERIES A (1979) ~      Aaa(2)   7 1/8%       (6)               883,838
                                                             03/01/2010   S.F.  03/01/2005
78.    415,000     CITY OF MINOT, NORTH DAKOTA
                   HEALTH CARE FACILITIES REV-
                   ENUE BONDS, SERIES 1977
                   (TRINITY MEDICAL CENTER PRO-
                   JECT) ~   AAA                             6 1/2%       (6)               456,234
                                                             09/01/2007   S.F.  09/01/1999
79.    60,000      UNIVERSITY OF NORTH DAKOTA
                   MARRIED STUDENT HOUSING
                   BONDS SERIES 1970~               AAA      7.20%        (6)               68,734
                                                             10/01/2003   S.F.  NONE
80.    80,000      UNIVERSITY OF NORTH DAKOTA
                   STUDENT APARTMENT REVENUE
                   BONDS SERIES 1972~               AAA      5.60%        (6)               84,390
                                                             12/01/2001   S.F.  NONE
81.    190,000     CLERMONT COUNTY (OHIO)
                   SEWER SYSTEM REVENUE
                   BONDS MIAMI-GOSHEN-STONE-
                   LICK SERIES 1973~                Aaa(2)   6 3/8%       (6)               215,226
                                                             04/01/2005   S.F.  NONE
82.    25,000      CLERMONT COUNTY (OHIO)
                   WATERWORKS, MIAMI-GOSHEN-
                   STONELICK, SERIES 1972B~         Aaa(2)   6 1/2%       (6)               28,719
                                                             10/01/2005   S.F.  NONE
83.    30,000      CLERMONT COUNTY (OHIO)
                   WATERWORKS, MIAMI-GOSHEN-
                   STONELICK, SERIES 1972B~         Aaa(2)   6 1/2%       (6)               35,259
                                                             10/01/2007   S.F.  NONE
84.    30,000      CLERMONT COUNTY (OHIO)
                   WATERWORKS, MIAMI-GOSHEN-
                   STONELICK, SERIES 1972B~         Aaa(2)   6 1/2%       (6)               35,617
                                                             10/01/2008   S.F.  NONE
85.    35,000      CLERMONT COUNTY (OHIO)
                   WATERWORKS, MIAMI-GOSHEN-
                   STONELICK, SERIES 1972B~         Aaa(2)   6 1/2%       (6)               41,944
                                                             10/01/2009   S.F.  NONE
(Continued)

THE MUNICIPAL BOND TRUST, DISCOUNT SERIES SIX
Schedule of Investments as of January 1, 1999
                                                               Coupon      Redemption
       Aggregate                                               Rate/       Features(3)
Lot    Principal                                              Maturity     C-Callable        Market
No.     Amount             Description           Rating(1)     Date(5)   S.F.-Sinking Fund   Value(4)
86.    $35,000     CLERMONT COUNTY (OHIO)
                   WATERWORKS, MIAMI-GOSHEN-
                   STONELICK, SERIES 1972B~         Aaa(2)   6 1/2%       (6)               $42,160
                                                             10/01/2010   S.F.  NONE
87.    35,000      CLERMONT COUNTY (OHIO)
                   WATERWORKS, MIAMI-GOSHEN-
                   STONELICK, SERIES 1972B~         Aaa(2)   6 1/2%       (6)               42,237
                                                             10/01/2011   S.F.  NONE
88.    10,000      KNOX CHAPMAN (TENNESSEE)
                   UTILITY DISTRICT OF KNOX
                   COUNTY, WATERWORKS SYS-
                   TEM REFUNDING AND EXTEND-
                   ING REVENUE BONDS SERIES
                   1964~                            Aaa(2)   4 1/8%       (6)               10,129
                                                             09/01/2004   S.F.  NONE
89.    5,000       WHITEHOUSE UTILITY DISTRICT
                   ROBERTSON & SUMNER COUN-
                   TIES, WATERWORKS SYSTEM
                   REVENUE REFUNDING BONDS
                   (TENNESSEE) (REFUNDED) ~         Aaa(2)   6 1/2%       C.01/01/02@1      5,403
                                                             01/01/2002   S.F.  NONE
90.    10,000      WHITEHOUSE UTILITY DISTRICT
                   ROBERTSON & SUMNER COUN-
                   TIES, WATERWORKS SYSTEM
                   REVENUE REFUNDING BONDS
                   (TENNESSEE) ~                    Aaa(2)   6 1/2%       (6)               11,013
                                                             01/01/2003   S.F.  NONE
91.    60,000      CITY OF ALVIN, TEXAS (BRA-
                   ZONA COUNTY) WATERWORKS
                   AND SEWER SYSTEM REVENUE
                   REFUNDING BONDS, SERIES
                   1971~                            AAA      7 1/4%       (6)               60,440
                                                             08/01/2000   S.F.  NONE
92.    100,000     CITY OF ALVIN, TEXAS (BRA-
                   ZONA COUNTY) WATERWORKS
                   AND SEWER SYSTEM REVENUE
                   REFUNDING BONDS, SERIES
                   1971~                            AAA      7 1/4%       (6)               100,697
                                                             08/01/2007   S.F.  NONE
93.    105,000     CITY OF ALVIN, TEXAS (BRA-
                   ZONA COUNTY) WATERWORKS
                   AND SEWER SYSTEM REVENUE
                   REFUNDING BONDS SERIES
                   1971~                            AAA      7 1/4%       (6)               109,245
                                                             08/01/2009   S.F.  NONE
(Continued)

THE MUNICIPAL BOND TRUST, DISCOUNT SERIES SIX
Schedule of Investments as of January 1, 1999
                                                               Coupon      Redemption
       Aggregate                                               Rate/       Features(3)
Lot    Principal                                              Maturity     C-Callable        Market
No.     Amount             Description           Rating(1)     Date(5)   S.F.-Sinking Fund   Value(4)
94.    $100,000    CITY OF ALVIN, TEXAS (BRA-
                   ZONA COUNTY) WATERWORKS
                   AND SEWER SYSTEM REVENUE
                   REFUNDING BONDS, SERIES
                   1971~                            AAA      7 1/4%       (6)               $100,681
                                                             08/01/2010   S.F.  NONE
95.    40,000      QUAIL VALLEY UTILITY DISTRICT
                   (FORT BEND COUNTY) WATER-
                   WORKS & SEWER COMBINATION
                   UNLIMITED TAX AND REVENUE
                   BONDS, SERIES 1973 (TEXAS) ~     AAA      5 3/4%       (6)               41,769
                                                             12/01/2000   S.F.  NONE
96.    40,000      QUAIL VALLEY UTILITY DISTRICT
                   (FORT BEND COUNTY) WATER-
                   WORKS & SEWER COMBINATION
                   UNLIMITED TAX AND REVENUE
                   BONDS, SERIES 1973 (TEXAS) ~     AAA      5 3/4%       (6)               42,948
                                                             12/01/2002   S.F.  NONE
97.    50,000      SAN ANTONIO RIVER AUTHOR-
                   ITY (BEYAR COUNTY, TEXAS)
                   IMPROVEMENT BONDS, NEW
                   SERIES 1969~                     A(2)     7.40%        (6)               54,429
                                                             07/01/2001   S.F.  NONE
98.    30,000      PORT OF EDMONDS REVENUE
                   BONDS SERIES 1968 (WASHING-
                   TON) ~                           NR       5 7/8%       (6)               30,473
                                                             08/01/1999   S.F.  NONE
     $7,898,000                                                                           $8,799,789
(1) All ratings are by Standard & Poor's
Corporation unless otherwise indicated.
A brief description of applicable rating
symbols is given under "Bond Ratings"
included in Part B.  For concentration
of credit risk, see "Securities in the
Trust Portfolio" in Part A.
(2) Moody's Investors Service, Inc.'s
rating.  A brief description of
applicable rating symbols is given under
"Bond Ratings" included in Part B.
(3) C.-Indicates the first year in which
an issue of bonds is redeemable in
whole, or in part, by the operation of
the optional call provisions, and the
redemption price for that year; unless
otherwise indicated, each issue
continues to be redeemable at declining
prices thereafter but not below par.
S.F.-Indicates the next date in which an
issue of bonds is subject to scheduled
sinking fund redemption and the
redemption price for that date; unless
otherwise indicated, such issue of bonds
is subject to scheduled sinking fund
redemption at par.
Bonds listed as non-callable, as well as
those listed as callable, may also be
redeemable at par, under certain
circumstances, from special redemption
payments.
(4) The Market Value is determined by
the Evaluator on the bid side of the
market, on a basis identical to that set
forth under "Public Offering Price of
Units" included in Part B.
(5) The Maturity Date noted for all
Refunded Bonds is the date on which such
Bonds have been irrevocably called for
redemption by the issuers thereof.
(6) Escrowed to maturity.

              MUNICIPAL BOND TRUST
              PROSPECTUS PART B
PART B OF THIS PROSPECTUS MAY NOT BE DISTRIBUTED
        UNLESS ACCOMPANIED BY PART A.

Part B contains a description of the important features of the Municipal Bond Trust and also includes a more detailed discussion of the investment risks that a Unitholder might face while holding Trust Units.
               NATURE OF THE TRUST
Each series of The Municipal Bond Trust is a separate but similar unit investment trust, formed for the purpose of obtaining federally tax-exempt interest income consistent with the preservation of capital and diversification of risk through investment in a fixed portfolio comprised of "investment grade" (as of the Initial Date of Deposit) interest-bearing Bonds.
State Trusts were formed for the additional purpose of obtaining interest income exempt from state income taxes for purchasers who qualify as residents of the state for which each such Trust is named. The Sponsor and the Trustee do not have control over the course of payment of the principal of and interest on the Securities, therefore they cannot guarantee that the objectives of the Trust will be achieved. The interest on the Bonds, in the opinion of counsel to the issuers of such Bonds, is, or upon their issuance and delivery will be, exempt from present Federal income taxes. Capital gains, if any, will be subject to taxation.
The portfolio of the Trust consists of interest-bearing Securities, issued by or on behalf of states, counties and municipalities within the United States, and authorities, agencies and other such political subdivisions.

              CREATION OF THE TRUST
The Trust was created under the laws of the State of New York pursuant to a Trust Indenture and Agreement* (the "Indenture"), dated as of the Initial Date of Deposit, among PaineWebber
Incorporated, as Sponsor, the Trustee identified in Part A of this prospectus and Kenny
Information Systems, Inc., a division of J.J.
Kenny Co., Inc. as Evaluator.
On the Initial Date of Deposit, the Sponsor deposited with the Trustee the Securities or confirmations of contracts for the purchase of the Securities at prices determined by the Evaluator on the basis of current offering prices of the Securities. Confirmations of contracts for the purchase of the Bonds were delivered to the Trustee together with an irrevocable letter of credit drawn on a commercial bank in an amount sufficient for their purchase. Following the deposit, the Trustee delivered to the Sponsor registered Certificates for Units evidencing the entire ownership of the Trust. Each Unit represents a fractional undivided interest in the Trust in an amount equal to one divided by the total number of Units outstanding. On the Initial
Date of Deposit there was one Unit for each $1,000 face amount of Securities deposited in the Trust.

            DISCUSSION OF SIGNIFICANT RISKS
An investment in Units of the Trust should be made with an understanding of the risks which an investment in fixed rate long-term debt obligations may entail, including the risk that the value of the Trust portfolio and hence of the Units will decline with increases in interest rates: See "Brief Summary of Risks" in Part A.
As set forth under "Brief Description of the Trust's Investment Portfolio" and "Schedule of
Investments" in Part A, the Trust may contain or be concentrated in one or more of the categories of Securities referred to below. The types of issuers and percentages of any concentrations for this Trust are set forth in Part A. These categories are described in Part B because an investment in Units of the Trust should be made with an understanding of the risks which these investments may entail.

General Obligation Bonds
General obligation debt of an issuer that is a political subdivision or instrumentality of a state is typically secured by the full faith and credit of the issuer, encompassing its ability to levy an unlimited ad valorem tax on real property or other revenue streams, such as sales or income taxes. The fiscal condition of an issuer may be affected by socioeconomic factors beyond the issuer's control (such as relocation by a major employer) or other unanticipated events, including: natural disasters, declines in the state's industrial base

____________
*Reference is hereby made to the Trust Indenture and Agreement and any statements contained herein are qualified in their entirety by the provisions of said Trust Indenture and Agreement.
or an inability to attract new industries, imposition of tax rate decreases or appropriations limitations by legislation or initiative; increased expenditures mandated by
Federal or state law or by judicial decree;
reduction of unrestricted federal or state aid and of revenue-sharing programs due to subsequent legislative changes in appropriations or aid formulas; or disallowances by the Federal or state governments for categorical grants. The fiscal condition of an issuer that is a political subdivision or instrumentality of a state (such as a county, city, school district or other entity providing public services) is related to the size and diversification of its tax and revenue base and to such other factors as: the effect of inflation on the general operating budget and of other costs, including salaries and fringe benefits, energy and solid waste disposal;
changes in state law and statutory
interpretations affecting traditional home rule powers (which vary from state to state); levels of unrestricted state aid or revenue-sharing programs and state categorical grants subject to annual appropriation by a state legislature;
increased expenditures mandated by state law or judicial decree; and disallowances for expenses incurred under Federal or state categorical grant programs. The local economy may be or become concentrated (i) in a single industry, which may be affected by natural or other disasters or by fluctuations in commodity prices, or (ii) in a particular company, the operations of which may be impaired due to labor disputes, relocation, bankruptcy or corporate take-over. Such economic factors may, in turn, affect local tax collections and service demands. The ability of an issuer to levy additional taxes may be subject to state constitutional provisions, assent of the state legislature or voter approval in a local referendum, or constrained by economic or political considerations. Recent changes in
Federal welfare policy may have substantial negative impact on certain states and localities within such states, which may in turn make their ability to maintain balanced budgets more difficult in future years.

Revenue Bonds
Revenue Bonds are securities issued by states, municipalities, public authorities and other similar entities to finance the cost of constructing, acquiring or improving various projects. Unlike general obligation bonds, municipal revenue bonds are not backed by their issuer's taxing power or full faith and credit and payment on municipal revenue bonds is generally dependent solely upon revenues generated by the project or in some cases, specific state appropriations or excise taxes.
Examples of municipal revenue bonds are: housing facility securities, airport facilities, power and electronic facilities, and others listed below in bold typeface. A brief discussion of some of the risks associated with such revenue bonds follows.

Housing Facility Securities
These Securities are typically secured by mortgage revenues derived by state housing finance agencies, municipal housing authorities or certain non-profit organizations from repayments on mortgage and home improvement loans made by such entities. Special considerations affecting housing securities include: the condition of the local housing market, competition from conventional mortgage lenders, fluctuations in interest rates, increasing construction costs and the ability of the Issuers, lenders, servicers and borrowers to maintain program compliance under applicable statutory provisions. Federal tax legislation adopted during the 1980s imposed progressively more restrictive requirements for post-issuance compliance necessary to maintain the tax exemption on both single family and multi-family housing securities. To maintain the security's tax exemption, the issuer may be required pursuant to the legal documents governing the Security to redeem all or a portion of such obligations at par; the Sponsor is unable to predict whether such redemptions will occur, or what effect, if any, such redemptions would have on any such Securities in the Trust.
Additional considerations with regard to single-family housing securities include: the underwriting and management ability of the issuers, lenders and servicers (i.e., the initial soundness of the loan and the effective use of available remedies should there be a default in loan payments); the financial condition and credit rating of the private mortgage insurer underwriting the insurance on the underlying mortgage or pool of mortgages; and special risks attendant to lending to mortgagors, most of whom are first time home buyers of low or moderate means. During periods of declining interest rates, there may be increased redemptions of single family housing securities from unexpended proceeds due to insufficient demand, because conventional mortgage loans may become available at interest rates equal to or less than the interest rates charged on the mortgage loans made available from bond proceeds. In addition, certain mortgage loans may be prepaid earlier than their maturity dates, because mortgage loans made with bond proceeds usually do not carry prepayment penalties. Additional considerations with regard to multi-family housing securities include: increasing operating costs; the ability or failure to increase rental charges; and the financial condition of housing authority Issuers and their ability to meet certain requirements under the Section 8 program of the United States
Housing Act of 1937, as amended. Multi-family housing securities may also be subject to full or partial redemption at par from the proceeds of the sale, assignment or disposition of a defaulted mortgage loan or acceleration of principal payments thereunder; a condemnation or insurance award; or a result of the reduction of a required reserve fund.

Airport Facilities
Bonds in the airport facilities category are payable from and secured by revenues derived from the gross airport operating income. The major portion of gross airport operating income is generally derived from fees received from signatory airlines pursuant to use agreements which consist of annual payments for airport use, occupancy of certain terminal space, facilities, service fees, concessions and leases. Airport operating income may be affected by local economic conditions, air traffic patterns, noise abatement restrictions or the ability of the airlines to meet their obligations under the use agreements. The air transport industry is experiencing significant variations in earnings and traffic due to deregulation, recent consolidations through mergers and acquisitions, increased competition, excess industry capacity, fluctuations in fuel and other costs, traffic constraints and other factors. In particular, facilities with use agreements involving airlines experiencing financial difficulty may experience a reduction in revenue due to the possible inability of these airlines to meet their use agreement obligations. The Sponsor is now unable to predict what effect, if any, air transport industry conditions will have on the airport
Bonds in the Trust.

Hospital and Health Care Facility Securities
Bonds in the hospital and health care facilities category are payable from revenues derived from hospital, mental health, nursing home and other health care facilities which, generally, were constructed or are being constructed with bond proceeds. Payment of such bonds derives generally from revenues of health care providers. The continuing availability of sufficient revenues is dependent upon several factors affecting all such facilities generally, including, among other factors: utilization rates; the cost and availability of malpractice insurance and the outcome of malpractice litigation; curtailment of operations due to shortages in qualified medical staff or labor disputes; the need for cost reduction as HMOs increase market competition changes in Federal, state and private reimbursement regulations and health care delivery programs. The extent of the AIDS epidemic is undetermined, and the Sponsor cannot predict its full impact on the health care system or particular issuers. Utilization rates for a particular facility may be determined by cost containment programs implemented by third party governmental providers or private insurers; long-term advances in health care delivery reducing demand for in-patient services; technological developments which may be effectively rationed by the scarcity of equipment or specialists;
governmental approval and the ability to finance equipment acquisitions; increased competition due to elimination of certain certificate of need requirements in some states; and physicians' and public perceptions as to standards of care.
Requirements for Federal or state licenses, certifications and contract eligibility and for accreditation are subject to change, and may require participating facilities to effect costly modifications in operations. Medicare payments have been, and may continue to be, reduced under legislation adopting deficit reduction measures.
Additionally, certain states have recently implemented prospective payment systems for their Medicaid programs, and have adopted other changes, including enrollment restrictions. The
Sponsor cannot predict the effect, if any, of further reductions in Medicare and Medicaid payments on the revenues of Issuers of health care Securities in the Trust. Many hospitals, including certain issuers (or the conduit obligors) of Securities in the Trust, have been experiencing significant financial difficulties in recent years. Generally, a number of additional legislative proposals concerning health care may be introduced in Congress at any time. Recently, these proposals have covered a wide range of topics, including cost controls, national health insurance, incentives for competition in the provision of health care services, tax incentives and penalties related to health care insurance premiums, and promotion of prepaid health care plans. The Sponsor is unable to predict the effect of any of these proposals, if enacted, on any of the Bonds in the Trust portfolio. The Internal Revenue Service (the
"IRS") has been engaged in a program of extensive audits of certain large tax-exempt hospitals and health care providers. Although such audits have not yet been completed there have been reports that the tax-exempt status of certain of these organizations may be revoked and/or that certain monetary penalties may be owed to the IRS.

Power and Electric Facility Securities
These Securities are typically secured by revenues derived from power generating facilities, which generally include revenues from the sale of electricity generated and distributed by power agencies using hydroelectric, nuclear, fossil fuel or other power sources. Certain aspects of the operation of such facilities, particularly with regard to generation and transmission at the wholesale level, are subject to federal regulation and more extensive regulation (affecting retail rate structures) is provided by state public service commissions.
Special considerations include: restrictions on operations and increased costs and delays attributable to environmental statues and regulations; the difficulties of the utilities in financing or refinancing large construction programs and of the capital markets in absorbing utility debt and equity securities; fluctuations in fuel supplies and costs, and costs associated with conversion to alternate fuel sources;
uncertainties with regard to demand projections due to changing economic conditions, implementation of energy conservation measures and competitive cogeneration projects; and other technical and cost factors. Recent scientific breakthroughs in fusion energy and superconductive materials may cause current technologies for the generation and transmission of electricity to become obsolete during the life of the Securities in the Portfolio. Issuers relying upon hydroelectric generation may encounter contests when applying for periodic renewal of licenses to operate dams. Issuers relying upon coal as a fuel source may be subject to significant costs and operating restrictions to comply with emission standards which may be adopted to alleviate the problems associated with acid rain. Issuers relying upon fossil fuel sources and located in air quality regions designated as nonattainment areas may become subject to pollution control measures (which could include abandonment of construction projects in progress, plant shutdowns or relocation of facilities). In addition, such Securities are sometimes secured by payments to be made to state and local joint action power agencies pursuant to "take or pay" agreements.
Such agreements have been held unenforceable by state courts in Idaho, Vermont and Washington, which may cause an examination of the legal structure of certain projects in other states and could possibly lead to litigation challenging the enforceability of such agreements.
Some of the issuers of Securities in the Trust may own, operate or participate on a contractual basis with nuclear generating facilities, which may experience additional problems including: the frequency and duration of plant shutdowns and associated costs due to maintenance or safety considerations; the problems and associated costs related to the use and disposal of radioactive materials and wastes in compliance with Federal and local law; the implementation of emergency evacuation plans for areas surrounding nuclear facilities; and other issues associated with construction, licensing, regulation, operation and eventual decommissioning of such facilities.
These Securities may be subject to industry-wide fluctuations in market value as a consequence of market perception of certain highly publicized events, as in the Washington Public Power Supply
System's defaults on its Project 4 and 5 revenue bonds and the 1988 bankruptcy filing by the Public Service Corporation of New Hampshire.
Federal, state or municipal governmental authorities, or voters by initiative, may from time to time impose additional regulations or take such other governmental action which might cause delays in the licensing, construction or operation of nuclear power plants, or the suspension or cessation of operations of facilities which have been or are being financed by proceeds of certain Securities in the Trust.
Additionally, the recent movement to introduce competition in the investor-owned electric utility industry is likely to affect, at least indirectly, municipal utility systems by driving them to maintain low rates. In an effort to keep their rates low, municipal utilities may experience difficulties in raising rates to completely recover their investment in generating plants.

Industrial Development/Pollution Control
Securities
These Securities were generally issued prior to the enactment of 1986 Code restrictions, and are typically secured by payments made under a loan agreement entered into between the issuer and the obligor. In some cases, the Securities were additionally secured by guarantees provided by corporate guarantors or by a stand-by letter of credit issued by a bank. Special considerations include: the financial condition of the corporate obligor (or guarantor), especially as it may be affected by subsequent corporate restructuring or changes in corporate control; often such bonds do not have protections which would limit or prevent the corporate obligor from entering into borrowings or capital restructurings that could reduce their ability to meet their payment obligations.

Public Facilities Securities
These Securities are typically secured by revenues derived from either (i) payments appropriated by governmental entities for the use of equipment or facilities, such as administrative or correctional buildings, or (ii) user charges or other revenues derived from such operations as parking facilities, convention centers or sports arenas. In the first instance, the pledged revenues may be subject to annual appropriation by legislative body. In the latter case, the collection of revenues may be dependent upon the reliability of feasibility forecasts and assumptions concerning utilization rates.

Resource Recovery/Solid Waste Securities
These Securities are typically secured by revenues derived from the sale of electricity or steam generated as a by-product of the process of incinerating solid waste, and from contractual tipping fees, user charges and ancillary recycling earnings. Special considerations include: the supply of solid waste at levels sufficient for the facility to operate at design capacity; the frequency and duration of plant shutdowns for maintenance; the treatment and disposal of fly ash which contains toxic substances, especially dioxin; compliance with air pollution control standards; unanticipated problems associated with the use of developing technologies; and the continuation of federal policies facilitating congeneration and certification of any particular qualifying facility. Governmental service contract payments may be subject to annual appropriation by a legislative body. Older facilities may require retrofitting to accommodate new technological developments or to comply with environmental standards. A recent decision of the United States
Supreme Court limiting a municipality's ability to require the use of its facilities may have an adverse affect on the credit quality of certain securities.

Water and Sewer Facility Securities
Bonds described as "water and sewer" facilities
Bonds are typically secured by a pledge of the net revenues derived from connection fees and user charges imposed by the enterprise. Such
Bonds are subject to the risks typically associated with construction projects. Among the factors which may affect net revenues are the destruction of facilities due to natural or other disasters; relocation out of the service area by a major customer or customers due to economic factors beyond the issuer's control; or costs incurred due to prior periods of deferred maintenance or compliance with Federal or state environmental standards. Water system revenues may be additionally affected by the terms of supply allocations and service agreements with major wholesale customers and the imposition of mandatory conservation measures in response to drought. Sewer system revenues may be additionally affected by costs to comply with effluent and other standards pursuant to the Federal and state laws.

Student Loan Securities
Student loan revenue securities are issued either by non profit corporations organized for the purpose of acquiring student loans originated under the Higher Education Act ("the Act") or public agencies or instrumentalities of a state created to provide loans for educational purposes. Proceeds of securities issued by such entities generally are used to make or acquire student loans which are either (1) guaranteed by guaranty agencies and reinsured by the U.S.
Secretary of Education, (2) are insured directly by the federal government or (3) not guaranteed at all (e.g. alternative or supplemental student loans). Bonds issued by such entities are generally secured by and dependent upon such state guarantee programs, Federal insurance and reimbursement programs, the proceeds from payment of principal and interest on the underlying student loans and federal interest subsidy and/or special allowance payments. Failure by the servicers of student loans on the guaranty agencies guaranteeing such loans to properly service and enforce the loans may cause the reimbursements to decline or be withheld under the Act, if applicable.
Both the Act and the regulations promulgated thereunder have been the subject of extensive amendments in recent years, and the Sponsor can give no assurance that further amendment will not materially change the provisions or the effect thereof. The availability of various Federal payments in connection with the Federal student loan program is subject to Federal budgetary appropriation. In recent years, legislation has been enacted which has provided, for the recovery of certain advances previously made by the Federal government to state guaranty agencies in order to achieve deficit reduction. No representation is made as to the effect, if any, or future Congressional appropriation or legislation upon expenditures by the Department of Education or upon the financial condition of any guaranty agency.
Student loan securities often allow the issuer to enter into swap agreements with certain counterparties; in such cases payment on such bonds is also subject to the risk that the counterparty is not able to meet its swap obligation.

Lease Payment Bonds
Lease Payment bonds are generally issued by governmental financing authorities with no direct taxing power for the construction of buildings or the purchase of equipment to be used by a state or local government. Such bonds may be principally secured by governmental lease payments which in turn are subject to the budget appropriations of the participating governmental entity. A governmental entity that enters into a lease agreement cannot obligate future governments to make lease payments but generally will covenant to take such action as is necessary to include all lease payments due under an agreement in its annual budgets and to make the appropriations therefor. The failure of a governmental entity to meet its obligations under a lease could result in an insufficient amount of funds to cover payment of the Bonds secured by such lease payments. Such bonds may also be subject to the risk that rental obligations may terminate in the event of destruction or damage of the equipment or buildings.

Tax Allocation Bonds
Bonds described as "tax allocation" securities are payable from and secured by increased tax revenues collected on property within the areas where redevelopment projects, financed by bond proceeds, are located ("project areas"). Payments on these bonds are expected to be made from projected increases in tax revenues derived from higher assessed value of property resulting from development in the particular project area and not from an increase in the tax rates. Among the factors which could result in a reduction of the allocated tax revenues which secure a tax allocation Bond are: (i) reduction of, or a less than anticipated increase in, taxable values of property in the project area, caused either by economic factors beyond the issuer's control
(such as a relocation out of the project area by one or more major property owners) or by destruction of property due to natural or other disasters; (ii) successful appeals by property owners of assessed valuations; (iii) substantial delinquencies in the payment of property taxes;
or (iv) imposition of any constitutional or legislative property tax rate decrease. Such reduction of tax revenues could have an adverse effect on an issuer's ability to make timely payments of principal and of interest on the Bonds.

Refunded Bonds (including Escrowed to Maturity
Bonds)
Refunded bonds (including bonds escrowed to a call date or maturity date) are bonds that originally had been issued generally as revenue bonds but have been refunded for reasons which may include changing the issuer's debt service requirements and removing restrictive bond covenants. Typically, a refunded bond is no longer secured by a pledge of revenues received by an issuer but rather by an escrow fund consisting of U.S. Government Obligations. In such cases the issuer establishes an escrow fund which is irrevocable and which cannot be depleted by the issuer so long as debt service on the refunded bonds is required to be paid. Each escrow fund is funded with U.S. Government
Obligations which are designed to make payments on the refunded bonds and which cannot be affected by a default of the issuer. An escrow agent pays principal, redemption premium, if any, and interest on the refunded bond from the principal of and interest on the U.S. Government
Obligations in the escrow fund. The Trust, as holder of the refunded bonds, is entitled to receive such payment of principal, redemption premium, if any, and interest on the refunded bonds as it is paid by the escrow agents out of the respective refunded bond escrow funds.
Investors should note that there have, however, been a few bonds thought to be escrowed to maturity that were, in fact, called for redemption prior to maturity.

Crossover Refunding Bonds
Certain Bonds in the Trust may be cross-over refunding Bonds. Prior to a specified date, (the
"Crossover Date"), such bonds are payable solely from an escrow fund invested in specified securities. After the Crossover Date the Bonds are payable from a designated source of revenues.
Such bonds are categorized in Part A as payable from such source of revenues.

Bonds Backed by Letters of Credit or Insurance
The Trust may contain securities that are secured by letters of credit issued by commercial or savings banks which may be drawn upon (i) if an issuer fails to make payments of principal of, premium, if any, or interest on a Bond backed by such a letter of credit or (ii) in the event interest on a Bond is deemed to be taxable and full payment of principal and any premium due is not made by the issuer. The letters of credit are irrevocable obligations of the issuing banks.
Banks are subject to extensive governmental regulations. The profitability of the banking industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of the banking industry and exposure to credit losses arising from possible financial difficulties of borrowers or other issuers having letters of credit might affect a bank's ability to meet its obligations under a letter of credit.
Certain of the Bonds in the Trust may have been insured to maturity by the insurance company listed on the "Schedule of Investments" in Part
A. In an Insured Series, in addition to
purchasing Bonds insured at the time of their issuance, the Sponsor may have purchased bonds which, prior to the Initial Date of Deposit, were not so insured at the time of issuance. The
Sponsor has obtained an insurance policy or policies (except as otherwise set forth in Part
A) for such bonds which were not originally insured. The policies obtained by the Sponsor provide either for insurance as long as the Bonds so insured remain outstanding ("Insurance to Maturity") or which continue in force only so long as the Bonds so insured remain in the Insured Trust ("Portfolio Insurance"). Portfolio
Insurance, if any, has been obtained from Financial Guaranty. Any Insured Trust which has obtained Portfolio Insurance has additionally obtained an irrevocable commitment (the
"Irrevocable Commitment") of Financial Guaranty to provide insurance to maturity ("Permanent
Insurance") upon the sale of any Bond covered by the Portfolio Insurance from such Trust and upon payment of a premium (the "Permanent Insurance
Premium") under certain conditions. The value of the Bonds covered by the Portfolio Insurance and, therefore, the Units may decline in the event of declining credit quality. However, because of the Irrevocable Commitment to provide Permanent
Insurance, whenever the value of a Bond which is below investment grade and which is covered by the Portfolio Insurance and insured to its maturity (less the Permanent Insurance Premium) exceeds the value of that Bond without such insurance, the value of that Bond will be higher, insured to maturity value (See "Evaluation of the Trust"). The insurance policies are non-cancellable and will remain in force as long as the Bonds insured by such policies remain outstanding. Premiums for Insurance to Maturity has been paid either at the time of issuance by the Issuer, by third-party purchasers or by the Sponsor on the Initial Date of Deposit (See
"Summary of Portfolio-Insurance Premiums").
Premiums for Portfolio Insurance are an expense of an Insured Trust. (See "Expenses of the Trust"). Insurance does not guarantee the market value of the Bonds or the value of the Units.
Although the insurance represents an element of market value with respect to the Bonds covered by Insurance to Maturity, the exact effect, if any, of this insurance on the market value cannot be predicted. No value is attributed to Portfolio
Insurance unless the Bond so insured is rated below investment grade.
Payment under all of these insurance policies will be made in respect of principal of and interest on Bonds which shall be due for payment under the provisions of each policy, but shall be unpaid. All such policies provide for payment of the principal or interest due to a trustee or paying agent on the date such payment is due. In turn, such trustee or paying agent will make payment to the bondholder (in this case, the Trustee) upon presentation of satisfactory evidence of such Bondholder's right to receive such payment. Policies issued by Industrial
Indemnity Insurance Company prior to December 17,
1984 permit the Company, at its option, to accelerate payments under the insurance policies.
Most insurance policies, however, do not provide for accelerated payments of principal or interest nor do they cover redemptions resulting from events of taxability.
Certain insurance companies have been
restructured and have been absorbed or merged into others. Additional information relating to the individual insurance companies listed on the "Schedule of Investments" may be obtained from publicly available information.
Insurance companies are subject to extensive regulation and supervision where they do business by state insurance commissioners who regulate the standards of solvency which must be maintained, the nature of limitations on investments, reports of financial condition, and requirements regarding reserves for unearned premiums, losses and other matters. A significant portion of the assets of insurance companies are required by law to be held in reserve against potential claims on policies and is not available to general creditors. Although the federal government does not regulate the business of insurance, federal initiatives including pension regulation, controls on medical care costs, minimum standards for no-fault automobile insurance, national health insurance, tax law changes affecting life insurance companies and repeal of the antitrust exemption for the insurance business can significantly impact the insurance business.

Ratings on the Bonds in the Insured Series and on Units of the Insured Series
On the Initial Date of Deposit Standard & Poor's
Corporation rated each of the Bonds in the Portfolio and the Units of each Insured Trust
"AAA" because the insurers have issued insurance policies to insure each of the Bonds. The Units of each Insured Trust (with the exception of Units of those Insured Trusts identified in Part
A) continue to be rated "AAA". See Part A for the current ratings on the Bonds and Units. (See also
"Bond Ratings", herein). The Bond and Unit ratings should not be construed as an approval of the offering of the Units by Standard & Poor's
Corporation or as a guarantee of the market value of the Trust or of the Units. Standard & Poor's has been compensated by the Sponsor for its services in rating Units of the Trust.

Insurance Premiums
The cost of the Insurance to Maturity has been paid either by the issuers at the time of issuance, by third-party purchasers or by the Sponsor. Portfolio Insurance premiums are a Trust expense.

Risk Factors Pertaining to a Single State Trust
Investment in a Trust which holds securities issued only by obligors in a single state, such as California, may involve additional risks to that of an investment in a Trust with a portfolio of securities from several states, due to the decreased diversification of political, financial, economic and market risks. A brief description of the factors which may affect the financial condition of the applicable state, together with a discussion of certain tax considerations relating to such state, appear in Part A.

Legislation
From time to time, proposals are introduced in Congress to, among other things, reduce federal income tax rates, impose a flat tax, exempt investment income from tax or abolish the federal income tax and replace it with another form of tax. Enactment of any such legislation could adversely affect the value of the Units. The
Sponsor, however, cannot predict what
legislation, if any, in respect of tax rates may be proposed, nor can it predict which proposals, if any, might be enacted. Also, certain proposals, in the form of state legislative proposals or voter initiatives, seeking to limit real property taxes have been introduced in various states, and an amendment to the Constitution of the State of California, providing for strict limitations on real property taxes, has had a significant impact on the taxing powers of local governments and on the financial condition of school districts and local governments in California. In addition, other factors may arise from time to time which potentially may impair the ability of issuers to make payments due on the Bonds. Under the Federal
Bankruptcy Code, for example, municipal bond issuers, as well as any underlying corporate obligors or guarantors, may proceed to restructure or otherwise alter the terms of their obligations.
From time to time, Congress considers proposals to prospectively and retroactively tax the interest on state and local obligations, such as the Bonds. The Supreme Court clarified in South
Carolina v. Baker (decided on April 20, 1988) that the U.S. Constitution does not prohibit
Congress from passing a nondiscriminatory tax on interest on state and local obligations. This type of legislation, if enacted into law, could require investors to pay income tax on interest from the Bonds and could adversely affect an investment in Units.

Payment of the Bonds and Life of the Trust
The size and composition of the Portfolio will change over time. Most of the Bonds are subject to redemption prior to their stated maturity dates pursuant to optional refunding or sinking fund redemption provisions or otherwise. In general, optional refunding redemption provisions are more likely to be exercised when the value of a Bond is at a premium over par than when it is at a discount from par. Some Bonds may be subject to sinking fund and extraordinary redemption provisions which may commence early in the life of the Trust. Additionally, the size and composition of the Trust will be affected by the level of redemptions of Units that may occur from time to time. Principally, this will depend upon the number of investors seeking to sell or redeem their Units and whether or not the Sponsor is able to sell the Units acquired by it in the secondary market. As a result, Units offered in the secondary market may not represent the same face amount of Bonds as on the initial date of deposit. Factors that the Sponsor will consider in determining whether or not to sell Units acquired in the secondary market include the diversity of the Portfolio, the size of the Trust relative to its original size, the ratio of Trust expenses to income, the Trust's current and long-term returns, the degree to which Units may be selling at a premium over par and the cost of maintaining a current prospectus for the Trust.
These factors may also lead the Sponsors to seek to terminate the Trust earlier than its mandatory termination date.

Ratings
Each of the Bonds in the Trust was, as of the Initial Date of Deposit, rated "A" or higher by either Standard & Poor's Corporation or Moody's
Investors Service, Inc. (see "Schedule of
Investments") or were Bonds which the Sponsor reasonably believed would have obtained such minimum rating soon thereafter. Ratings indicated on the Schedule of Investments are Standard &
Poor's Corporation ratings unless no rating was given to a Bond by such rating service or the rating category assigned by Moody's Investors
Service, Inc. was higher, in which case the Moody's Investors Service, Inc. rating was indicated. Certain Bonds may, in addition to their rating, be designated either "p" by Standard & Poor's Corporation or "Con" by Moody's
Investors Service, Inc. Such designations do not affect the rating assigned by the respective rating services to such Bonds but provide certain additional information (see "Bond Ratings" in Part B and "Schedule of Investments" in Part A).

ACQUISITION OF SECURITIES FOR THE TRUST
In selecting Bonds for deposit in the Trust many factors were considered, and based upon the experience and judgment of the Sponsor, the following requirements, among others, were deemed to be of primary importance:
1. Minimum Standard & Poor's Corporation's rating of "A-" or minimum Moody's Investors Service,
Inc.'s rating of "A" ("investment grade" municipal bonds) or Bonds which the Sponsor reasonably believes will obtain such minimum ratings in the near future;
2. Reasonable value relative to other issues of similar quality and maturity;
3. Diversification as to the purpose of each issue and the location of each issuer; and
4. Income to the Unitholders of the Trust.
Cash, if any, received from Unitholders prior to the settlement date for the purchase of Units or prior to the payment for Bonds upon their delivery may be used in the Sponsor's business subject to the limitations of 17 C.F.R. Section
240. 15c3-3 under the Securities and Exchange Act of 1934 and may be of benefit to the Sponsor.
The Trustee has not participated in the selection of Securities for the Trust, and neither the Sponsor nor the Trustee will be liable in any way for any default, failure or defect in any Securities.
To the best knowledge of the Sponsor, there was no litigation pending as of the Initial Date of Deposit in respect of any Securities which might reasonably be expected to have a material adverse effect upon the Trust. At any time after the Initial Date of Deposit, litigation may have been initiated on a variety of grounds with respect to Securities in the Trust. Such litigation may affect the validity of such Securities or the tax-exempt status of the interest thereon. While the outcome of litigation of such nature cannot be predicted, opinions of the bond counsel are delivered with respect to each Security on the date of issuance to the effect that such Security has been validly issued and that the interest thereon is exempt from Federal income tax. If legal proceedings are instituted after the Initial Date of Deposit seeking, among other things, to restrain or enjoin the payment of any of the Bonds or attacking their validity or the authorization or existence of the issuer, the Sponsor may, in accordance with the Indenture, direct the Trustee to sell such Bonds and distribute the proceeds of such sale to Unitholders. In addition, other factors may arise from time to time which potentially may impair the ability of issuers to meet obligations undertaken with respect to Bonds.

PUBLIC OFFERING PRICE OF UNITS
The Public Offering Price per Unit during the
secondary market will be computed by dividing the
aggregate of the bid prices of the Bonds in the
Trust plus any money in the Principal Account
other than money required to redeem the tendered
Units, by the number of Units outstanding, and
then adding the appropriate sales charge. In the
primary offering period, the Public Offering
Price was determined on the basis of the offering
prices of bonds plus a sales charge ranging from
3.5% to 5.5% of the Public Offering Price.
The sales charge is determined in accordance with
the table set forth below based upon the number
of years remaining to the maturity of each Bond.
There is no sales charge with respect to cash
held in the Interest or Principal Accounts. For
purposes of this calculation, Bonds will be
deemed to mature on their stated maturity dates
unless: (a) the Bonds have been called for
redemption or funds or securities have been
placed in escrow to redeem them on an earlier
call date ("Refunded Bonds"), in which case such
call date shall be deemed to be the date upon
which they mature; or (b) such Bonds are subject
to a "mandatory put", in which case such
mandatory put date shall be deemed to be the date
upon which they mature.
The effect of this method of sales charge
calculation will be that different sales charge
rates will be applied to the various Bonds in a
Trust portfolio based upon the maturities of such
Bonds, in accordance with the following schedule:
                                 Maximum
                                 Percent of
Remaining                        Public       Percent of
Years to                         Offering     Net Amount
Maturity                         Price        Invested
Less than 6 Months               0%           0%
Six Months to Less than 1 Year   0.50         .503
1 Year to Less than 4 Years      1.50         1.523
4 Years to Less than 8 Years     2.50         2.564
8 Years to Less than 15 Years    2.75         2.828
15 Years or More                 2.90         2.987


For example, the sales charge on a Trust consisting entirely of Bonds maturing in 8 to 15 years would be 2.75% (2.828% of the net amount invested) and that on a Trust consisting entirely of Bonds maturing in four to eight years would be 2.50% (2.564% of the net amount invested). The actual sales charge included in the Public
Offering Price of any particular Trust will depend on the maturities of the Bonds in the portfolio of such Trust.
Due to the realization of economies of scale in sales effort and sales related expenses with respect to the purchase of Units by employees of the Sponsor, the Sponsor intends to permit employees of the Sponsor and certain of their relatives to purchase Units of the Trust at a price equal to the bid-side evaluation of the Securities in the Trust divided by the number of Units outstanding. The Sponsor does not intend to impose a sales charge on such employee sales.
A proportionate share of accrued interest and undistributed interest on the Units to the Unitholder's settlement date (the Unitholder's settlement date is the date so specified in the confirmation of sale of the Units to a Unitholder, normally five business days after purchase) is added to the Public Offering Price.
Such proportionate share will be an asset of the Unitholder and will be received in subsequent distributions and upon the sale of his Units.
Aggregate bid prices of the Securities will be determined for the Trust by the Evaluator on the basis of: (1) the current bid prices for the Securities; (2) the current bid prices for comparable bonds, if bid prices are not available for any of the Securities; (3) determining the value of the Securities on the bid side of the market by appraisal; or (4) any combination of the above. Such evaluations and computations will be made each business day as of the Evaluation
Time, effective for all sales or redemptions made subsequent to the last preceding determination.
In addition to the sales charges, on the Initial
Date of Deposit, the Sponsor realized a profit or loss resulting from the difference between the purchase price paid by the Sponsor to buy the Securities and the cost of the Securities to the Trust as determined by the Evaluator. The Sponsor may realize additional profit or loss as a result of the possible change in the daily evaluation of the Bonds in the Trust. All proceeds received from purchasers of Units of the Trust will be retained by the Sponsor.

PUBLIC OFFERING OF UNITS
The Sponsor intends to qualify Units for sale in all of the states of the United States, except that for state trusts, the Sponsor intends to qualify Units for sale only to residents of that state. Sales may be made to dealers who are members of the National Association of Securities
Dealers, Inc. at prices which include a
concession of 75% of the applicable sales charge subject to change from time to time. The difference between the dealer concession and the sales charge will be retained by the Sponsor. The
Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units.
Initial Offering of Units. During the initial public offering period, Units were offered to the public by the Sponsor at the Public Offering
Price calculated on each business day, plus accrued interest.
Secondary Offering of Units. Upon the termination of the initial public offering period, unsold
Units or Units acquired by the Sponsor in the secondary market referred to below may be offered to the public by the Sponsor by this Prospectus at the then current Public Offering Price, calculated daily, plus accrued interest.

SECONDARY MARKET FOR UNITS
While not obligated to do so, it is the Sponsor's present intention to maintain, at its expense, a secondary market for Units of this Series and to offer to repurchase Units from Unitholders at the "Sponsor's Repurchase Price". The Sponsor's
Repurchase Price is computed by dividing the value of the Trust by the number of Units outstanding (see "Evaluation of the Trust").
There is no sales charge incurred when a Unitholder sells Units back to the Sponsor. Any
Units repurchased by the Sponsor at the Sponsor's
Repurchase Price may be reoffered to the public by the Sponsor at the then current Public
Offering Price, plus accrued interest. Any profit or loss resulting from the resale of such Units will belong to the Sponsor.
If the supply of Units exceeds demand, or for some other business reason, the Sponsor may, without prior notice, at any time or occasionally from time to time discontinue the repurchase of Units of this Series at the Sponsor's Repurchase
Price. In such event, although under no
obligation to do so, the Sponsor may, as a service to Unitholders, offer to repurchase Units at the "Redemption Value". If the Sponsor repurchases Units in the secondary market at the "Redemption Value", it may reoffer these Units in the secondary market at the "Public Offering
Price". In no event will the price offered by the Sponsor for the repurchase of Units be less than the current Redemption Value for those Units. See
"Redemption of Units by Trustee" and "Comparison of Public Offering Price and Redemption Value".

ESTIMATED CURRENT RETURN AND ESTIMATED LONG TERM
RETURN
The Sponsor may from time to time give investors
Estimated Current Return and Estimated Long Term
Return information, each of which give investors different information about the return. Estimated
Current Return on a Unit represents annual cash receipts from coupon-bearing debt obligations in the Trust (after estimated annual expenses) divided by the Public Offering Price (including the sales charge).
Unlike Estimated Current Return, Estimated Long
Term Return is a measure of the estimated return to the investor earned over the estimated life of the Trust. Estimated Long Term Return is calculated using a formula which (1) takes into consideration, and determines and factors in the relative weightings of, the market values, yields
(which takes into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Securities in the Trust and (2) takes into account the expenses and maximum sales charge associated with each Unit. The Estimated Long Term Return calculation does not take into account certain delays in distributions of income and the timing of other receipts and distributions on Units and may, depending on maturities, over or understate the impact of sales charges. Both of these factors may result in a lower figure.
Both Estimated Current Return and Estimated Long
Term Return are subject to fluctuation with changes in Trust composition, changes in market value of the underlying Securities and changes in fees and expenses, including sales charges. The size of any difference between Estimated Current
Return and Estimated Long Term Return can also be expected to fluctuate at least as frequently. In addition, both return figures may not be directly comparable to yield figures used to measure other investments, and, since the return figures are based on certain assumptions and variables, the actual returns received by a Unitholder may be higher or lower.

ESTIMATED NET ANNUAL INTEREST INCOME PER UNIT
The estimated Net Annual Interest Income per Unit of the Trust is computed by dividing the total gross annual interest income to the Trust by the number of Units outstanding and then subtracting the per Unit estimated annual fees and expenses of the Trustee, the Sponsor and the Evaluator
(see "Essential Information" in Part A). The estimated Net Annual Interest Income per Unit will be higher for Unitholders who do not elect the monthly plan (where alternate plans of distribution are available). This is the result of the differing expenses and fees of the Trustee in administering the distributions of interest.
See "Essential Information" in Part A and
"Distributions to Unitholders".
The estimated Net Annual Interest Income per Unit will change whenever Securities mature, are called for redemption, or are sold. In addition, any change in the Trustee's, the Sponsor's (where applicable) or Evaluator's fees or expenses will result in a change in the estimated Net Annual
Interest Income per Unit (see "Expenses of the
Trust").

            DISTRIBUTIONS TO UNITHOLDERS
The Trustee will collect the interest on the Securities as it becomes payable and credit such interest to a separate Interest Account created by the Indenture. All moneys received by the Trustee from sources other than interest will be credited to a separate Principal Account. All funds collected or received will be held by the Trustee in trust without interest to Unitholders as part of the Trust or the Reserve Account referred to below until required to be disbursed in accordance with the provisions of the Indenture. Such funds will be segregated by separate recordation on the Trust ledger of the Trustee so long as such practice preserves a valid preference under applicable law, or, if such preference is not preserved the Trustee shall handle such funds in such other manner as shall constitute the segregation and holding thereof in trust within the meaning of the Investment Company Act of 1940, as the same may be from time to time amended. To the extent permitted by the Indenture and applicable banking regulations, such funds are available for use by the Trustee pursuant to normal banking procedures.
The Trustee is authorized by the Indenture to withdraw from the Principal and/or Interest
Accounts such amounts as it deems necessary to establish a reserve for any taxes or other governmental charges that may be payable out of the Trust, which amounts will be deposited in a separate Reserve Account. If the Trustee determines that the amount in the Reserve Account is greater than the amount necessary for payment of any taxes or other governmental charges, it will promptly deposit the excess in the Account from which it was withdrawn.
The settlement date for the purchase of Units must occur on or prior to the Record Date in order for a purchaser to receive a distribution on the next Distribution Date. If the settlement date for the purchase of Units occurs after the Record Date, distribution will not occur until the second following Distribution Date.

Interest Account
After deduction of the fees and expenses of the Trustee, the Sponsor (where applicable and as indicated under "Essential Information") and the Evaluator, the Trustee will distribute on each Distribution Date or shortly thereafter, to Unitholders of record on the preceding Record
Date, an amount approximately equal to either one-twelfth, one-quarter or one-half of such Unitholder's pro rata share (depending on the distribution plans available and selected) of the estimated annual amount to be deposited in the Interest Account, computed as of the preceding
Record Date. However, all Unitholders of record on the initial Record Date will receive the initial interest distribution on the initial
Interest Distribution Date. The Trustee's fees and expenses will be higher for monthly interest distributions than for quarterly or semi-annual interest distributions, where available.
Therefore, the amount distributed per Unit to Unitholders electing the monthly plan will be correspondingly lower than under the quarterly or semi-annual plan. All interest distributions following the initial interest distribution will be in approximately the amounts shown under "Essential Information", depending on the plan of distribution selected. See "Essential
Information--Plan of Distribution" in Part A for details on electing available distribution plans.
Because the Securities in the Trust pay interest at varying semi-annual intervals and Units pay interest at constant monthly, quarterly or semi-annual intervals, the interest accrued on Units of the Trust will be greater than the amount available for distribution from the Interest
Account. The Trustee will distribute on each Distribution Date an amount which will be less than the interest accrued to each Unitholder on the preceding Record Date. Pursuant to the Indenture, in order to accommodate regular interest distributions, the Trust will contain undistributed cash balances. The difference between the amount accrued to each Unitholder on a Record Date and the amount distributed on the following Distribution Date is an asset of the Unitholder and will be included as part of accrued interest which will be received in subsequent interest distributions, upon the sale of his Units or, in part, upon the sale, redemption, or maturity of Securities in the Trust.
The Trustee is authorized by the Indenture to advance such amounts as may be necessary to provide interest distributions of approximately equal amounts in accordance with the distribution plan selected. The Trustee will be reimbursed, without interest, for any such advances in the manner provided in the Indenture.

Principal Account
The Trustee will distribute an amount equal to such Unitholder's pro rata share of the cash balance, if any, in the Principal Account on the principal Distribution Date specified under
"Distribution" under "Essential Information". The pro rata share is computed as of the preceding
Record Date. Except for moneys used to redeem tendered Units, proceeds received upon the disposition of any Securities subsequent to a Record Date and prior to the following principal
Distribution Date will be held in the Principal
Account and will not be distributed until the next succeeding principal Distribution Date.
However, in the event of an early redemption of bonds, sale of bonds upon the occurrence of events set forth under "Supervision of Trust
Investments", or maturity of bonds, there may occur a special principal distribution. Any special principal distribution will be made within 60 days of such event to Unitholders of record on the Record Date selected therefor by the Trustee as provided in the Indenture. No distribution need be made from the Principal
Account if the cash balance therein is less than one-tenth of one per cent of the total principal amount of the Securities on the Initial Date of Deposit.
Certain of the Bonds in the Trust are subject to sinking fund or special redemption by their issuers, as set forth under "Redemption Features" on the "Schedule of Investments in Part A". The redemption price of Bonds in the Trust called by an issuer pursuant to sinking fund or special redemption is normally equal to the principal amount of such Bonds, while the redemption price for Bonds called at the option of the issuer may include a redemption premium. In most cases Bonds are selected from among Bonds of like series and maturity either by lot or by such method as the bond trustee may adopt. A capital gain or loss may occur depending upon the price at which a Bond which is called was acquired by the Trust and the amount received by the Trust upon redemption (see "Tax Status of the Trust"). In general, optional redemption provisions are more likely to be exercised by an issuer when the offering side valuation is greater than par than when the offering side valuation is less than par. If future interest rates decline, an issuer of Bonds might find it advantageous to exercise its option to call Bonds prior to maturity even though, in most cases, the issuer must pay a premium.

Reinvestment Program
Distributions are made to Unitholders monthly.
The Unitholder has the option of receiving the monthly interest and/or principal distribution or reinvesting at net asset value in the PaineWebber
Tax-Exempt Income Fund (the "Fund"), an open-end investment company registered under the
Investment Company Act. The Fund's investment objective is to provide high current income exempt from Federal income tax, consistent with the preservation of capital and liquidity within the Fund's quality standards. Except under unusual market conditions, the Fund will invest at least 80% of its assets in municipal obligations with varying maturities, the interest from which, in the opinion of bond counsel to their respective issuers, is exempt from both
Federal income tax and the Federal alternative minimum tax. There can be no assurance that the Fund will achieve its objective. For more information about the Fund, including a prospectus, Unitholders should contact their
PaineWebber Investment Executive or call the Fund's shareholder service number at 1-800-544-
9300.
To participate in the Reinvestment Program, Unitholders must hold Units in their own name, must fill out an application establishing an account and notify the Trustee of the account number at least 10 days before the Record Date.
Elections may be revoked upon similar notice.

                EXCHANGE OPTION
Unitholders may elect to exchange any or all of their Units of this series for units of one or more of any series of PaineWebber Municipal Bond
Fund Series (the "PaineWebber Series"); The
Municipal Bond Trust, (the "National Series");
The Municipal Bond Trust, Multi-State Program
(the "Multi-State Series); The Municipal Bond
Trust, California Series (the "California
Series"); The Municipal Bond Trust, Insured
Series (the "Insured Series"); The Corporate Bond
Trust, (the "Corporate Series"); The PaineWebber
Pathfinders Trust, (the "Pathfinders Series"),
The PaineWebber Federal Government Trust, (the
"Government Series") or the PaineWebber Equity
Trust, (the "Equity Series") (collectively referred to as the "Exchange Trusts"), at a Public Offering Price for the units of the Exchange Trusts to be acquired based on a reduced sales charge of $15 per unit. Unitholders of this Trust are not eligible for the Exchange Option into (1) any Exchange Trust designated as a rollover series for the 30 day period prior to termination of such Trust or (2) any Exchange
Trust subject to a deferred sales charge. The purpose of such reduced sales charge is to permit the Sponsor to pass on to the Unitholder who wishes to exchange Units the cost savings resulting from such exchange of Units. The cost savings result from reductions in time and expense related to advice, financial planning and operational expense required for the Exchange
Option. Each Exchange Trust has different investment objectives, therefore a Unitholder should read the prospectus for the applicable
Exchange Trust carefully prior to exercising this option. Exchange Trusts having as their objective the receipt of tax-exempt interest income would not be suitable for tax-deferred investment plans such as Individual Retirement Accounts. A
Unitholder who purchased Units of a series and paid a per unit sales charge that was less than the per Unit sales charge of the series of Exchange Trusts for which such Unitholder desires to exchange into, will be allowed to exercise the Exchange Option at the Unit Offering Price plus the reduced sales charge, provided the Unitholder has held the Units for at least five months. Any such Unitholder who has not held the Units to be exchanged for the five-month period will be required to exchange them at the Unit Offering
Price plus a sales charge based on the greater of the reduced sales charge, or an amount which, together with the initial sales charge paid in connection with the acquisition of the Units being exchanged, equals the sales charge of the series of the Exchange Trust for which such Unitholder desires to exchange into, determined as of the date of the exchange.
The Sponsor will permit exchanges at the reduced sales charge provided there is a secondary market maintained by the Sponsor in both the Units of this series and units of the applicable Exchange
Trust and there are units of the applicable
Exchange Trust available for sale. While the Sponsor has indicated that it intends to maintain a market for the units of the respective Trusts, there is no obligation on its part to maintain such a market. Therefore, there is no assurance that a market for units will in fact exist on any given date at which a Unitholder wishes to sell his Units of this series and thus there is no assurance that the Exchange Option will be available to a Unitholder. Exchanges will be effected in whole units only. Any excess proceeds from Unitholders' units being surrendered will be returned. Unitholders will be permitted to advance new money in order to complete an exchange.
An exchange of units pursuant to the Exchange
Option will normally constitute a "taxable event" under the Code, i.e., a Unitholder will recognize a tax gain or loss. Unitholders are advised to consult their own tax advisors as to the tax consequences of exchanging units in their particular case.
The Sponsor reserves the right to modify, suspend or terminate this plan at any time without further notice to Unitholders. In the event the Exchange Option is not available to a Unitholder at the time he wishes to exercise it, the Unitholder will be immediately notified and no action will be taken with respect to his Units without further instruction from the Unitholder.
To exercise the Exchange Option, a Unitholder should notify the Sponsor of his desire to exercise the Exchange Option and to use the proceeds from the sale of his Units of this series to purchase units of one or more of the Exchange Trusts. If units of the applicable outstanding series of the Exchange Trust are at that time available for sale, and if such units may lawfully be sold in the state in which the Unitholder is resident, the Unitholder may select the series or group of series for which he desires his investment to be exchanged. The
Unitholder will be provided with a current prospectus or prospectuses relating to each series in which he indicates interest.
The exchange transaction will operate in a manner essentially identical to any secondary market transaction, i.e., Units will be repurchased at a price based on the aggregate bid price per Unit of the securities in the portfolio of the Trust.
Units of the Exchange Trust, however, will be sold to the Unitholder at a reduced sales charge.
Units sold under the Exchange Option will be sold at the bid prices per unit of the underlying securities in the particular portfolio involved plus a fixed charge of $15 per unit. Exchange transactions will be effected only in whole units; thus, any proceeds not used to acquire whole units will be paid to the selling
Unitholder.
For example, assume that a Unitholder, who has three units of a trust with a current price of $1,030 per unit based on the bid prices of the underlying securities, desires to sell his units and seeks to exchange the proceeds for units of a series of an Exchange Trust with a current price of $890 per unit based on the bid prices of the underlying securities. In this example, which does not contemplate rounding up to the next highest number of units, the proceeds from the Unitholder's units will aggregate $3,090. Since only whole units of an Exchange Trust may be purchased under the Exchange Option, the Unitholder would be able to acquire three units in the Exchange Trust for a total cost of $2,715
($2,670 for the units and $45 for the sales charge). The remaining $375 would be returned to the Unitholder in cash.

               CONVERSION OPTION
Owners of units of any registered unit investment trust sponsored by others which was initially offered at a maximum applicable sales charge of at least 3.0% ( a `Conversion Trust') may elect to apply the cash proceeds of the sale or redemption of those units directly to acquire available units of any Exchange Trust at a reduced sales charge of $15 per Unit, per 100
Units in the case of Exchange Trusts having a Unit price of approximately $10, or per 1,000
Units in the case of Exchange Trusts having a Unit price of approximately $1, subject to the terms and conditions applicable to the Exchange
Option (except that no secondary market is required for Conversion Trust units). To exercise this option, the owner should notify his retail broker. He will be given a prospectus for each series in which he indicates interest and for which units are available. The dealer must sell or redeem the units of the Conversion Trust. Any dealer other than PaineWebber must certify that the purchase of units of the Exchange Trust is being made pursuant to and is eligible for the Conversion Option. The dealer will be entitled to two-thirds of the applicable reduced sales charge. The Sponsor reserves the right to modify, suspend or terminate the Conversion Option at any time without further notice, including the right to increase the reduced sales charge applicable to this option (but not in excess of $5 more per Unit, per 100 Units or per 1,000 Units, as applicable than the corresponding fee then being charged for the Exchange Option). For a description of the tax consequences of a conversion reference is made to the Exchange
Option section herein.

EXPENSES OF THE TRUST
The cost of the preparation and printing of the Certificates, the Indenture and this Prospectus, the initial fees of the Trustee and the Trustee's counsel, the Evaluator's fees during the initial offering period, advertising expenses and expenses incurred in establishing the Trust, including legal and auditing fees, are paid by the Sponsor and not by the Trust. The Sponsor will receive no fee from the Trust for its services as Sponsor.
The Sponsor's fee, deducted only in trusts where the Initial Date of Deposit is on or after November 30, 1982, which is earned for portfolio supervisory services, is based upon the aggregate face amount of Bonds in the Trust at the beginning of each annual period. The Sponsor's fee, which is not to exceed the amount set forth under "Essential Information" in Part A, may exceed the actual costs of providing portfolio supervisory services for this Trust, but at no time will the total amount the Sponsor receives for portfolio supervisory services rendered to all series of the Municipal Bond Trust in any calendar year exceed the aggregate cost to it of supplying such services in such year.
For services performed under the Indenture, the Trustee will be paid by the Trust at the rate per $1,000 of principal amount of Securities in the Trust set forth under "Essential Information" in Part A. Such compensation will be computed monthly, quarterly or semi-annually (depending on available plans of distribution) on the basis of the greatest principal amount of the Securities in the Trust at any time during the preceding monthly or semi-annual period.
In no event will the Trustee be paid less than $2,000 in any one year. The Evaluator's fee for each daily evaluation is set forth under "Essential Information" in Part A. The fees of the Evaluator will be payable by the Trust. See
"Essential Information" in Part A for the estimated annual fees and expenses per Unit under the various optional interest distribution plans.
The Sponsor's fee is payable annually, Trustee's fees are payable monthly, quarterly and semi-annually (depending on available plans of distribution) and the Evaluator's fees are payable monthly on or before each Distribution
Date from the Interest Account, to the extent funds are available, then from the Principal
Account. Any of such fees may be increased without approval of the Unitholders by an amount not exceeding a proportionate increase in the category entitled "All Services Less Rent" in the Consumer Price Index published by the United
States Department of Labor.
In addition to the above, the following charges are or may be incurred by the Trust and paid from the Interest Account, or, to the extent funds are not available in such Account, from the Principal
Account: (1) fees for the Trustee for
extraordinary services; (2) expenses of the Trustee (including legal and auditing expenses) and of counsel; (3) various governmental charges;
(4) expenses and costs of any action taken by the Trustee to protect the Trust and the rights and interests of the Unitholders; (5) indemnification of the Trustee for any loss, liabilities or expenses incurred by it in the administration of the Trust without negligence, bad faith or willful misconduct on its part; and (6) expenses incurred in contacting Unitholders upon termination of the Trust. The fees and expenses set forth above are payable out of the Trust and when unpaid will be secured by a lien on the Trust.
The accounts of certain Trusts may be audited not less than annually by independent public accountants selected by the Sponsor. The expenses of the audit shall be an expense of the Trust. So long as the Sponsor maintains a secondary market, Sponsor will bear any audit expense which exceeds
50 cents per Unit. Unitholders covered by the audit (if any) during the year may receive a copy of the audited financials upon request.

DESCRIPTION OF CERTIFICATES
Ownership of Units is evidenced by registered
Certificates, executed by the Trustee and the Sponsor, issued in denominations of one Unit or any integral multiple thereof. A Unitholder may transfer its Certificate by presenting it to the Trustee at its corporate trust office. Such
Certificate must be properly endorsed or accompanied by a written instrument or instruments of transfer executed by the Unitholder or its duly authorized attorney. A
Unitholder may be required to pay $2.00 per Certificate transferred to cover the Trustee's costs in implementing such transfer and to pay any tax or other governmental charge that may be imposed in connection with any such transfer. The
Trustee is required to execute and deliver a new
Certificate in exchange and substitution for any Certificate mutilated, destroyed, stolen or lost, if and when the Unitholder furnishes the Trustee with proper identification and satisfactory indemnity, and pays such expenses as the Trustee may reasonably incur. Any mutilated Certificate must be presented to the Trustee before any substitute Certificate will be issued.

STATEMENTS TO UNITHOLDERS
With each distribution from the Interest and Principal Accounts, the Trustee will furnish each Unitholder with a statement setting forth the amount being distributed from each Account expressed as a dollar amount per Unit.
Promptly after the end of each calendar year, the Trustee will furnish to each person who at any time during the calendar year was a registered
Unitholder a statement setting forth:
1. As to the Interest Account:
(a) the amount of interest received on the Securities and the percentage of such amount by states and territories in which the issuers of the Bonds are located;
(b) the amount paid from the Interest Account representing accrued interest for any
Certificates redeemed;
(c) the deductions from the Interest Account for fees and expenses of the Trustee, the Sponsor and the Evaluator or for other various fees, charges or expenses relating to the Trust;
(d) the deductions from the Interest Account for payment into the Reserve Account; and
(e) the net amount remaining after such payments and deductions expressed as a total dollar amount outstanding on the last business day of such calendar year.
2. As to the Principal Account:
(a) the dates of the redemption, sale or maturity of any of the Securities and the net proceeds received therefrom, excluding any portion credited to the Interest Account;
(b) the amount paid from the Principal Account representing the principal of any Certificates redeemed;
(c) the deductions from the Principal Account for fees and expenses of the Trustee, the Sponsor and the Evaluator or for other various fees, charges or expenses relating to the Trust;
(d) the deductions from the Principal Account for payment into the Reserve Account; and
(e) the net amount remaining after such payments and deductions expressed as a total dollar amount outstanding on the last business day of such calendar year.
3. The following information:
(a) a list of the Securities as of the last business day of such calendar year;
(b) the number of Units outstanding on the last business day of such calendar year;
(c) the Unit Value based on the last evaluation of the Trust made on the last business day during such calendar year; and
(d) the amounts actually distributed during such calendar year from the Interest and Principal
Accounts, separately stated, expressed both as total dollar amounts and as dollar amounts per Unit outstanding on the Record Dates for such distributions.

            REDEMPTION OF UNITS BY TRUSTEE
A Unitholder who wishes to dispose of its Units should inquire through its broker as to the current market price for such Units prior to making a tender for redemption to the Trustee in order to determine if there is a market for Units in excess of the then current Redemption Value or Sponsor's Repurchase Price. After the initial offering period the Redemption Value will be the same as the Sponsor's Repurchase Price.
During the period in which the Sponsor maintains a secondary market for Units at the Sponsor's
Repurchase Price, the Sponsor has agreed to repurchase any Unit presented for tender to the Trustee for redemption no later than the close of business on the second business day following such presentation.
The Trustee is irrevocably authorized in its discretion, in lieu of redeeming Units presented for tender at the redemption value, to sell such Units in the over-the-counter market for the account of a tendering Unitholder at prices which will return to the Unitholder amounts in cash, net after brokerage commissions, transfer taxes and other charges, equal to or in excess of the Redemption Value for such Units. In the event of any such sale the Trustee will pay the net proceeds thereof to the Unitholder on the day he would otherwise be entitled to receive payment of the Redemption Value.
One or more Units represented by a Certificate may be redeemed at the Redemption Value upon tender of such Certificate to the Trustee at its corporate trust office, properly endorsed or accompanied by a written instrument of transfer in form satisfactory to the Trustee, and executed by the Unitholder or its authorized attorney. A
Unitholder may tender its Units for redemption at any time after the settlement date for purchase, whether or not it has received a definitive
Certificate. The Redemption Value per Unit is calculated by dividing the current bid prices for the Securities in the Trust (see "Evaluation of the Trust") plus any money in the Principal
Account other than money required to redeem tendered Units, by the number of Units outstanding, plus a proportionate share of accrued interest and undistributed interest income on the Securities determined to the day of tender. There is no sales charge incurred when a Unitholder tenders his Units to the Trustee for redemption. Subject to the payment of any applicable tax or governmental charges, the Redemption Value of Units redeemed by the Trustee will be paid on the seventh calendar day following the day of tender. If such day of payment is not a business day, the Redemption
Value will be paid on the first business day prior thereto.
The Trustee may, in its discretion, and will when so directed by the Sponsor, suspend the right of redemption, or postpone the date of payment of the Redemption Value, for more than seven calendar days following the day of tender for any period during which the New York Stock Exchange, Inc. is closed other than for weekend and holiday closings; or for any period during which the Securities and Exchange Commission determines that trading on the New York Stock Exchange, Inc.
is restricted or for any period during which an emergency exists as a result of which disposal or evaluation of the Securities is not reasonably practicable; or for such other period as the Securities and Exchange Commission may by order permit for the protection of Unitholders. The
Trustee is not liable to any person or in any way for any loss or damages which may result from any such suspension or postponement.
Any amounts paid on redemption representing interest will be withdrawn from the Interest
Account to the extent that funds are available for such purpose. All other amounts paid on redemption will be withdrawn from the Principal
Account. The Trustee is empowered to sell
Securities out of the Trust as selected by the Sponsor in order to make funds available for the redemption of Certificates, and, to the extent
Securities are sold for such purpose, the size and diversity of the Trust will be reduced. Such sales may be required at a time when Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. In addition, because of the minimum principal amount in which Securities may be required to be sold, the proceeds of such sales may exceed the amount necessary for payment of Units redeemed. Such excess proceeds will be distributed pro rata to all remaining Unitholders of record.

              EVALUATION OF THE TRUST
The Evaluator is Kenny Information Systems, a division of J.J. Kenny Co., Inc., 65 Broadway,
New York, New York 10006.
The value of the Trust is computed as of the Evaluation Time shown under "Essential
Information" in Part A (1) on each June 30 and
December 31 (or the last business day prior thereto), (2) on each business day as long as the Sponsor is maintaining a bid in the secondary market, (3) on the day on which any Unit is tendered for redemption and (4) on any other day desired by the Sponsor or the Trustee, by adding:
1. The aggregate value of Securities in the Trust, as determined by the Evaluator:
(a) on the basis of current bid prices for the Securities,
(b) on the basis of current bid prices for comparable bonds, if bid prices are not available for any of the Securities,
(c) by determining the value of the Securities on the bid side of the market by appraisal, or
(d) by any combination of the above;
2. Money on hand in the Trust, other than money deposited to purchase Securities or money credited to the Principal Account which is required to redeem tendered Units; and
3. Accrued but unpaid interest on the Securities at the close of business on the date of such Evaluation.
The Trustee will deduct from the resulting figure: amounts representing any applicable taxes or governmental charges payable by the Trust for the purpose of making an addition to the Reserve
Account; amounts representing estimated accrued expenses of the Trust; amounts representing unpaid fees of the Trustee, the Sponsor and the Evaluator; and cash held for distribution to Unitholders of record as of the business day prior to the Evaluation being made on the days or dates set forth above.
For the purpose of the redemption of Units, the value per Unit is computed by the Trustee by dividing the result of the above computation by the total number of Units outstanding on the date of such Evaluation.

COMPARISON OF PUBLIC OFFERING PRICE AND REDEMPTION VALUE
While the Public Offering Price of Units during the initial offering period is determined on the basis of the current offering prices of the Securities, the Public Offering Price of Units in the secondary market and the Redemption Value is determined on the basis of the current bid prices of such Securities. On the date of the "Essential
Information" page, the Public Offering Price per
Unit (which figure includes the sales charge) exceeded the Redemption Value by the amount shown under "Essential Information" in Part A. The difference between the bid and offering prices of the Securities is expected to average 1-1/2% to 2% of principal amount. This difference may vary between 3% or more of principal amount for inactively traded Securities and as little as 1/2 of 1% for actively traded Securities. For this reason and others, including the fact that the Public Offering Price includes the sales charge, the amount realized by a Unitholder upon redemption of Units may be less than the price paid by the Unitholder for such Units.
           SUPERVISION OF TRUST INVESTMENTS
The acquisition by the Trust of any securities other than the Securities initially deposited is prohibited by the Indenture. The Sponsor may direct the Trustee to sell or liquidate any of the Securities upon the happening of any of the following events (except for the limited right to replace securities in the case of a fail):
1. Default by an issuer in the payment of principal of or interest on such Securities, or any other outstanding obligations of such issuer, when due and payable,
2. Institution of legal proceedings seeking to restrain or enjoin the payment of any of the Securities or attacking their validity,
3. A breach of a covenant or warranty which could adversely affect the payment of debt service on the Securities,
4. In the case of revenue bonds, if the revenues, based upon official reports, fall substantially below the estimated revenues calculated to be necessary to pay principal of and interest on the Bonds,
5. A decline in market price, or such other market or credit factor, as in the opinion of the Sponsor would make retention of any of the Securities detrimental to the Unitholders, or
6. In the event that any of the Bonds are the subject of an advance refunding.
In addition, if a default in the payment of principal of or interest on any of the Securities occurs and the Sponsor fails to instruct the Trustee to sell or hold such Securities within thirty days after notification by the Trustee to the Sponsor of such default, the Indenture provides that the Trustee will sell the defaulted
Securities promptly. The Trustee will not be liable or responsible in any way for depreciation or loss incurred by reason of any sale made by it either pursuant to a direction of the Sponsor or by reason of a failure of the Sponsor to give any such direction.
The Sponsor is required to instruct the Trustee to reject any offer made by an issuer of any of the Bonds to issue new obligations in exchange and substitution for any of the Bonds pursuant to a refunding or refinancing plan; however, the Sponsor may instruct the Trustee to accept or reject such an offer or to take any other action with respect thereto as the Sponsor deems proper if the issuer is in default with respect to the Securities or the issuer will, in the written opinion of the Sponsor, probably default with respect to the Bonds in the reasonably foreseeable future.
Any obligations received by the Trust in the event of such an exchange or substitution will be held by the Trustee and will be subject to the terms and conditions of the Indenture to the same extent as the Securities originally deposited.
Within five days after any exchange and deposit, notice of such will be mailed by the Trustee to each registered Unitholder, which identifies the Securities eliminated and the Securities substituted.

             ADMINISTRATION OF THE TRUST
Records and Accounts: Pursuant to the Indenture, the Trustee is required to keep proper books of record and account of all transactions relating to the Trust at its office. Such records will include the name and address of every Unitholder, a list of the Certificate numbers and the number of Units of each Certificate issued to Unitholders. The Trustee is also required to keep a certified copy or duplicate original of the Indenture and a current list of Securities held in the Trust on file at its office which will be open to inspection by any Unitholder during usual business hours.
The Trustee is required to make annual or other reports as may from time to time be required under any applicable state or Federal statute, rule or regulation.
Successor Trustee: Under the Indenture, the
Trustee may resign and be discharged of the Trust created by the Indenture by executing a notice of resignation in writing and filing it with the Sponsor. The resigning Trustee must also mail a copy of the notice of resignation to all Unitholders then of record, not less than sixty days before the effective resignation date specified in such notice. Such resignation will become effective only upon the appointment of and the acceptance of the Trust by a successor
Trustee. The Sponsor, upon receiving notice of such resignation, is obligated to appoint a successor Trustee promptly.
If within thirty days after notice of resignation has been received by the Sponsor, no successor
Trustee has been appointed or, if appointed, has not accepted the appointment, the resigning
Trustee may apply to a court of competent jurisdiction for the appointment of a successor.
In case the Trustee becomes incapable of acting as such or is adjudged a bankrupt or is taken over by any public authority, the Sponsor may discharge the Trustee and appoint a successor
Trustee as provided in the Indenture. Notice of such discharge and appointment shall be mailed to each Unitholder by the Sponsor.
Upon a successor Trustee's execution of a written acceptance of an appointment as Trustee for the Trust, such successor Trustee will become vested with all the rights, powers, duties and obligations of the original Trustee.
A successor Trustee is required to be a
corporation organized and doing business under the laws of the United States or of the State of New York; to be authorized under such laws to exercise corporate trust powers; to have at all times an aggregate capital, surplus and undivided profit of not less than $5,000,000; and to have its principal office in New York City.
Successor Sponsor: If at any time the Sponsor shall fail to undertake or perform or become incapable of undertaking or performing any of the duties which by the terms of the Indenture are required of it to be undertaken or performed, or if the Sponsor resigns, the Trustee may either appoint a successor Sponsor or Sponsors as will be satisfactory to the Trustee or it may terminate the Indenture and liquidate the Trust.
Any successor Sponsor may be compensated at rates deemed by the Trustee to be reasonable.
The dissolution of the Sponsor or its ceasing to exist as a legal entity from, or for, any cause whatsoever will not cause the termination of the Indenture or the Trust unless the Trustee deems termination to be in the best interests of Unitholders.
Successor Evaluator: The Evaluator may resign or may be removed by the Sponsor or the Trustee, and the Sponsor and the Trustee are to use their best efforts to appoint a satisfactory successor. Such resignation or removal will become effective upon the acceptance of appointment by a successor
Evaluator. If upon resignation of the Evaluator no successor has accepted appointment within thirty days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor
Evaluator. Notice of such resignation or removal and appointment will be mailed by the Trustee to each Unitholder.

LIMITATION OF LIABILITIES
The Sponsor: The Indenture provides that the
Sponsor will not be liable to the Trustee, the Trust or the Unitholders for taking any action or for refraining from taking any action made in good faith or for errors in judgment, but will be liable only for its own willful misfeasance, bad faith, gross negligence or willful disregard of its duties. The Sponsor will not be liable or responsible in any way for depreciation or loss incurred by reason of the sale of any Securities in the Trust.
The Trustee: The Indenture provides that the
Trustee will not be liable for any action taken in good faith in reliance on properly executed documents or for the disposition of moneys, Securities or Certificates, except by reason of its own gross negligence, bad faith or willful misconduct, nor will the Trustee be liable or responsible in any way for depreciation or loss incurred by reason of the sale by the Trustee of any Securities in the Trust. In the event of the failure of the Sponsor to act, the Trustee may act and will not be liable for any such action taken by it in good faith. The Trustee will not be personally liable for any taxes or other governmental charges imposed upon or in respect of the Securities or upon the interest thereon or upon it as Trustee or upon or in respect of the Trust which the Trustee may be required to pay under any present or future law of the United
States of America or of any other taxing authority having jurisdiction. In addition, the Indenture contains other customary provisions limiting the liability of the Trustee. The
Trustee will be indemnified and held harmless against any loss or liability accruing to it without negligence, bad faith or willful misconduct on its part, arising out of or in connection with its acceptance or administration of the Trust, including the costs and expenses
(including counsel fees) of defending itself against any claim of liability.
The Evaluator: The Trustee, Sponsor, and
Unitholders may rely on any evaluation furnished by the Evaluator and will have no responsibility for the accuracy thereof. The Indenture provides that the determinations made by the Evaluator will be made in good faith upon the basis of the best information available to it; provided, however, that the Evaluator will be under no liability to the Trustee, Sponsor or Unitholders for errors in judgment, but will be liable only for its gross negligence, lack of good faith or willful misconduct.

             AMENDMENT OF THE INDENTURE
The Indenture may be amended by the Trustee and the Sponsor without the consent of any of the Unitholders to cure any ambiguity or to correct or supplement any provision thereof which may be defective or inconsistent or to make such other provisions as will not adversely affect the interest of the Unitholders; provided, however, that after the deposit of the Securities the Indenture may not be amended to increase the number of Units issued thereunder or to permit the deposit or acquisition of securities either in addition to or in substitution for any of the Securities initially deposited in the Trust, except for the substitution of certain refunding securities for the Securities. The Trustee will promptly notify Unitholders of the substance of any such amendment.

              RIGHTS OF UNITHOLDERS
A Unitholder may at any time tender his
Certificate to the Trustee for redemption.
The death or incapacity of any Unitholder will not operate to terminate the Trust nor entitle his legal representatives or heirs to claim an accounting or to take any action or proceeding in any court for a partition or winding up of the Trust.
No Unitholder will have the right to vote concerning the Trust, except with respect to termination, or in any manner control the operation and management of the Trust, nor shall any Unitholder ever be liable to any other person by reason of any action taken by the Sponsor or the Trustee.

             TERMINATION OF THE TRUST
The Indenture provides that the Trust will terminate upon the maturity, redemption, sale or other disposition of the last of the Securities held in the Trust. If the value of the Trust as shown by any evaluation is less than twenty per cent (20%) of the par value of the Securities originally deposited in the Trust, the Trustee may in its discretion, and will when so directed by the Sponsor, terminate the Trust. The Trust may also be terminated at any time by the written consent of 100% of the Unitholders or by the Trustee upon the resignation or removal of the Sponsor if the Trustee determines termination to be in the best interest of the Unitholders. In no event will the Trust continue beyond the Mandatory Termination Date.
Upon termination, the Trustee will sell the Securities then held in the Trust and credit the moneys derived from such sale to the Principal
Account and the Interest Account. The Trustee will then, after deduction of any fees and expenses of the Trust and payment into the Reserve Account of any amount required for taxes or other governmental charges that may be payable by the Trust, distribute to each Unitholder, upon surrender for cancellation of his Certificate after due notice of such termination, such Unitholder's pro rata share in the Interest and Principal Accounts. The sale of Securities in the Trust upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. For this reason, among others, the amount realized by a Unitholder upon termination may be less than the principal amount of Securities represented by the Units held by such Unitholder.

                  SPONSOR
The Sponsor, PaineWebber Incorporated, is a corporation organized under the laws of the State of Delaware. The Sponsor is a member firm of the New York Stock Exchange, Inc. as well as other major securities and commodities exchanges and is a member of the National Association of Securities Dealers, Inc. The Sponsor is engaged in a security and commodity brokerage business as well as underwriting and distributing new issues.
The Sponsor also acts as a dealer in unlisted securities and municipal bonds and, in addition to participating as a member of various selling groups or as an agent of other investment companies, executes orders on behalf of investment companies for the purchase and sale of securities of such companies and sells securities to such companies in its capacity as a broker or dealer in securities.

LEGAL OPINION
The legality of the Units offered hereby has been passed upon by Carter, Ledyard & Milburn, 2 Wall
Street, New York, New York, as counsel for the
Sponsor.

              INDEPENDENT AUDITORS
The financial statements, including the schedule of investments, of the Trust included in Part A of this Prospectus have been audited by Ernst &
Young LLP, independent auditors, for the period indicated in their report appearing herein. The financial statements audited by Ernst & Young LLP have been included in reliance on their report given on their authority as experts in accounting and auditing.

                BOND RATINGS*

Standard & Poor's Corporation
AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.
AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.
A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.


_______________
*As described by the rating agencies.
BB, B, CCC, CC-Debt rated BB, B, CCC, and CC is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
A provisional rating, indicated by "p" following a rating, assumes the successful completion of the project being financed by the issuance of the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.
NR-Securities which, while not rated by Standard
& Poor's or Moody's, have been determined by the trusts sponsor to be of investment grade quality.

Moody's Investors Service, Inc.
Aaa-Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.
Baa-Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba-Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.
B-Bonds which are rated B generally lack the characteristics of a desirable investment.
Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa-Bonds which are rated Caa are in poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca-Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C-Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Rating symbols may include numerical modifiers 1, 2 or 3. The numerical modifier 1 indicates that the security ranks at the high end, 2 in the mid-range, and 3 nearer the low end of the generic category. These modifiers of rating symbols Aa, A and Baa are to give investors a more precise indication of relative debt quality in each of the historically defined categories.
Conditional ratings, indicated by "Con" are given to bonds for which the security depends upon the completion of some act or the fulfillment of some condition. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. A parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of such condition.

                       CONTENTS OF REGISTRATION STATEMENT
          This registration statement comprises the following
  documents:
          The facing sheet.
          The Prospectus.
          The signatures.
          The following exhibits:
          EX-99.C1     Opinion of Counsel as to legality of securities
                       being registered
          EX-99.C2     Consent of Kenny Information Systems
          EX-99.C3     Consent of Independent Auditors
                             FINANCIAL STATEMENTS
          1.      Statement of Condition of the Trust as shown in
                  the current Prospectus for this series.
          2.      Financial Statements of the Depositor.
                  PaineWebber Incorporated - Financial Statements incorporated by reference to Form 10-k and
                  Form 10-Q (File No. 1-7367) respectively.
  SIGNATURES
  Pursuant to the requirements of the Securities Act of 1933, the registrant, The Municipal Bond Trust, Discount Series 6 certifies that it meets all of the requirements for effectiveness of this Registration
  Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of New York, and the State of New York on the 29th day of April, 1999.
                      THE MUNICIPAL BOND TRUST, DISCOUNT SERIES 6
                                  (Registrant)
                              By: PaineWebber Incorporated
                                  (Depositor)
                              /s/ ROBERT E. HOLLEY
                                  Robert E. Holley
                                  Senior Vice President
  Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on behalf of PaineWebber Incorporated, the Depositor, by the following persons in the following capacities and in the City of New York, and State of New
  York, on this 29th day of April, 1999.
  PAINEWEBBER INCORPORATED
       Name                        Office
  Donald B. Marron            Chairman, Chief Executive Officer
                              and Director of PaineWebber Incorporated*
  Regina A. Dolan             Executive Vice President,
                              Chief Financial Officer and
                              Director of PaineWebber Incorporated*
  Joseph J. Grano, Jr.        President and
                              Director of PaineWebber Incorporated*
  Steve P. Baum               Executive Vice President and
                              Director of PaineWebber Incorporated*
  Robert H. Silver            Executive Vice President and
                              Director of PaineWebber Incorporated*
  Mark B. Sutton              Executive Vice President and
                              Director of PaineWebber Incorporated*
  Margo N. Alexander          Executive Vice President and
                              Director of PaineWebber Incorporated*
  Terry L. Atkinson           Managing Director and
                              Director of PaineWebber Incorporated*
  Brian M. Barefoot           Executive Vice President and
                              Director of PaineWebber Incorporated*
  Michael Culp                Managing Director and
                              Director of PaineWebber Incorporated*
  Edward M. Kerschner         Managing Director and
                              Director of PaineWebber Incorporated*
  James P. MacGilvray         Executive Vice President and
                              Director of PaineWebber Incorporated*
                              By:/s/ ROBERT E. HOLLEY
                                    Attorney-in-fact*
  *  Executed copies of the powers of attorney have been previously filed with the Securities and Exchange Commission with the Post Effective Amendment to the Registration Statement File No. 2-61279.